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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2012 through July 31, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                  Pioneer Ibbotson Asset
                  Allocation Series

--------------------------------------------------------------------------------
                  Annual Report | July 31, 2013
--------------------------------------------------------------------------------

                  Ticker Symbols:

                            Conservative    Moderate      Growth      Aggressive
                             Allocation    Allocation   Allocation    Allocation
                  Class         Fund          Fund         Fund          Fund
                  -----         ----          ----         ----          ----
                    A          PIAVX         PIALX        GRAAX         PIAAX
                    B          PIBVX         PIBLX        GRABX         IALBX
                    C          PICVX         PIDCX        GRACX         IALCX
                    Y          IBBCX         IMOYX        IBGYX         IBAYX

                        [LOGO] PIONEER
                               Investment(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Fund Reviews                                                                   8

Comparing Ongoing Fund Expenses                                               10

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       41

Financial Statements                                                          49

Notes to Financial Statements                                                 71

Report of Independent Registered Public Accounting Firm                       82

Trustees, Officers and Service Providers                                      83

            Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 1

President's Letter

Dear Shareowner,

When we look at the U.S. economy as we head into the second half of 2013, we continue to see slow, but ongoing, growth. Employment has been steadily rising. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only modestly, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. The scaled-back "fiscal cliff" tax increases and spending cuts have meaningfully cut the budget deficit without, it seems, driving the economy back into recession. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation.

After observing the strengthening economic trends, the Federal Reserve (the Fed) has hinted that it may begin to scale back its bond purchases (currently $85 billion per month in quantitative easing, or "QE") later in 2013, and could terminate the purchases altogether sometime in 2014, depending on subsequent economic data releases. Pioneer believes that, barring an external shock, modest economic growth can be sustained at least over the next couple of years without continuous, aggressive intervention from the Fed.

The Fed has also said that short-term interest rates are likely to remain near zero for some time to come. Given that inflation remains subdued and unemployment remains high, there is no urgency about raising rates.

While inflation is not a near-term concern, the Fed's aggressive monetary policies helped investors drive long-term Treasury yields to unsustainably low levels. A return to more normal levels in response to expectations of a stronger economy and the potential for less QE resulted in disappointing returns for bond investors during the first half of 2013, but the stock market rewarded shareholders who were undaunted by the double-barreled threat of the "fiscal cliff" and debt-ceiling debates at the beginning of 2013.

The Standard & Poor's 500 Index, a broad measure of the U.S. stock market, returned 13.82% during the first six months of 2013, while the Barclays Aggregate Bond Index, which tracks the performance of a higher-quality U.S. bond universe, returned -2.44%. Investors showed a rising preference for higher-yielding corporate paper over government bonds during the first half of 2013, helping the Bank of America Merrill Lynch High Yield Master II Index, which measures the performance of high-yield corporate bonds, to post a 1.50% return for the six months ended June 30, 2013. Three-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned 0.03% in the first half of 2013.

*   Dividends are not guaranteed.

2 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

There are certainly risks and uncertainties that continue to plague the global economy. Europe remains in recession and a number of countries in the emerging markets have experienced difficulties. Still, a potential ending of the European recession, continuing economic improvement in Japan in response to the new government's quantitative easing policies, and a "soft landing" of 7% growth in China could very well result in an improving global outlook over the remainder of 2013.

There are also geopolitical worries abroad and political fights at home, and while most of the widely recognized risks we've outlined may already be "priced in" to the market, we believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification alone does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 3

Portfolio Management Discussion | 7/31/13

In the following interview, portfolio manager Brian Huckstep, CFA, Ibbotson Associates, Inc., sub-adviser to the Pioneer Ibbotson Asset Allocation Series funds, discusses the market environment and the investment strategies that applied to the funds during the 12 months ended July 31, 2013.

Q How would you characterize the economic and market backdrop during the 12 months ended July 31, 2013?

A For much of the 12-month period, markets appeared unfazed by the political dysfunction as well as the underlying structural issues confronting the global economy. As the period began in August 2012, concern over the European sovereign-debt crisis continued to constrain investor sentiment. However, markets increasingly began to anticipate accommodative policy measures from global central banks. The expectations were met in September 2012 as the European Central Bank lowered its overnight deposit rate to zero and announced a plan for open-ended purchases of short-term bonds issued by countries requesting aid, a move that greatly diminished the risk of sovereign defaults. Then, citing worrisome employment data, the U.S. Federal Reserve (the Fed) announced plans for another program of monthly bond purchases (QE3) and declared its intention to maintain short-term rates at near-zero levels for an undetermined amount of time (most investors assumed that meant at least into 2014, and perhaps beyond). The prospect of prolonged monetary support for the global economy led to an increase in risk appetites and boosted stock valuations.

    The upward momentum for risk assets was tempered following the November 2012 U.S. elections, as markets began to focus on the political stalemate that threatened the U.S. economy with automatic budget cuts and tax increases scheduled to take effect at the end of 2012 (the so-called "fiscal cliff"). While the standoff affected equities around the world, U.S. stocks materially underperformed international stocks late in 2012. The "fiscal cliff" was ultimately averted, and stocks resumed their upward momentum in January of 2013, supported by continued improvements in U.S. auto and housing data. Indications that economic growth in China would remain at levels sufficient to meaningfully bolster the global outlook further supported riskier assets.

    The U.S. economy would continue to surprise to the upside, despite the tax hike at the beginning of 2013 and the automatic spending cuts that went into effect under the "sequestration" agreement at the beginning of March. Domestic economic highlights included positive news on consumer spending, private hiring and business investment. In Europe, the sovereign-debt crisis continued to be papered over, although events in Cyprus during March served as a warning to policymakers that much heavy lifting remained before the problem could be considered under control.

4 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

    On the monetary policy front, the Fed continued to pursue measures designed to maintain extraordinarily low interest rates, and central banks in Europe and Japan followed suit. Despite the level of monetary accommodation, inflation remained modest.

    As the 12-month period progressed and economic data continued to be encouraging, markets increasingly speculated over the extent to which the Fed would maintain its level of policy support. As a result, interest rates began to trend higher and stocks began to slide. The anxiety reached a pinnacle in late June of 2013 as Fed Chairman Bernanke confirmed earlier comments to the effect that the stabilizing economy might soon permit a "tapering" of QE3. Foreign stocks were additionally affected by recessionary data in the euro zone. As the 12-month period drew to a close, stock prices resumed their upward trend as investors seemed to put the likely extent and effect of any Fed policy shift into perspective--a view aided by the fact that Mr. Bernanke, in mid-summer, implied that future U.S. economic data releases would be a determining factor with regard to any tapering of QE3.

    During the 12-month period ended July 31, 2013, the U.S. equity market returned 24.98%, as measured by the Standard & Poor's 500 Index (the S&P
    500), while international equities, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) ND Index, returned 23.48%. Within the U.S. market, small-capitalization stocks outperformed large-cap stocks, and value-oriented stocks outperformed their growth counterparts. Domestic bonds returned -1.90% during the 12-month period, as measured by the Barclays Aggregate Bond Index (the Barclays Index), the most popular measure of the performance of the U.S. bond market.

Q What were the considerations and tactical shifts that you applied to the Pioneer funds in allocating assets during the 12 months ended July 31, 2013?

A Overall, our tactical emphases within the funds' portfolios were defensive, and that approach detracted from the funds' performance during the 12-month period. Throughout the period, we maintained an underweight to equities and an overweight to bonds in the funds' portfolios. The positioning was initially driven by our concerns over the subpar U.S. economic recovery as well as the difficulties in Europe. We have maintained the underweight to equities in view of what appears to be a trend of weakening company fundamentals, in aggregate. The portfolios' tilt towards bonds acted as a constraint on the funds' returns during the period as equities turned in strong performance over the full 12 months, largely in response to the extraordinarily accommodative policies of the world's central banks.

    We also implemented a tilt in favor of international stocks over domestic stocks within the portfolios' overall equity allocations, as we believe U.S. stock valuations to be stretched. The shift was a more or less neutral factor in the funds' performance during the 12-month period, as international

            Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 5 stocks roughly kept pace with U.S. stock returns. We continue to view international stocks as more attractively valued than domestic equities. At the end of June 2013, we added a slight overweight to emerging markets equities in the funds, based on our belief that markets overreacted to news of a slowdown of growth in China that occurred in May and June.

    Within the U.S. equity portions of the funds, we have been favoring larger-cap stocks while, in turn, maintaining somewhat reduced exposure to smaller-cap stocks and real estate investment trusts (REITs). The positioning reflects our view that large-cap companies, in general, are not only in the best position to weather an uncertain climate, but also are displaying the most attractive valuations within the U.S. equity market. The tilt away from REITs added to the funds' performance during the period, while reduced exposure to small-cap equities constrained returns. We continue to believe that large-cap company fundamentals will be rewarded on a relative basis as we navigate a period of higher-than-usual economic uncertainty and market volatility. We also continue to believe that U.S. property stocks are trading at valuations that may be difficult to sustain and that are hard to justify by fundamentals.

Q What factors are you watching most closely as you determine strategy for the funds going forward?

A In our view the fundamental picture for most companies continues to be on the decline, as reflected in the increasing number of earnings revisions and negative outlook statements. While governments continue to provide economic stimulus, a weakening corporate picture appears to be emerging and we believe it is likely to mostly counterbalance the ongoing policy support of central banks. In addition, we believe fiscal policy will most likely be less expansionary going forward, with slightly higher taxes and some restraints on government spending.

    In the United States, the good news is that the economy seems to have surmounted a number of obstacles. With that said, in our view U.S. stock valuations are high by historical measures and expectations are quite positive for the U.S. economy and corporate earnings. We feel that all of those factors add to the downside risk for U.S. stocks and support the reasoning behind our underweighting of stocks in general, and domestic equities in particular.

    In short, we are comfortable with our continued bias towards reducing risk in the funds' portfolios. The uncertain near-term environment continues to reinforce the importance of maintaining a diversified* investment portfolio consistent with one's long-term objectives. We will continue to closely monitor the economic backdrop as we manage the funds within their strategic asset allocation guidelines.

* Diversification does not guarantee a profit nor protect against loss in a declining market.

6 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.

Each portfolio in the Ibbotson Asset Allocation Series is a "fund-of-funds" which seeks to achieve its investment objectives by investing in other funds, rather than direct positions in securities. In addition to the Fund's operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. The Fund's performance depends on the adviser's skill in determining the strategic asset allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Each of the underlying funds has its own investment risks. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets are subject to additional risks, including that they may be less liquid and more volatile than U.S. markets; these risks may be magnified in emerging markets. Some of the underlying funds can invest in high-yield securities and/or small/emerging growth companies, which are generally subject to greater volatility than higher-grade securities and/or more-established companies.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 7

Fund Reviews | 7/31/13

Pioneer Ibbotson Conservative Allocation Fund

The Fund's Class A shares returned 8.72% at net asset value during the 12 months ended July 31, 2013, while the S&P 500 returned 24.98% and the Barclays Index returned -1.90%. During the same period, the average return of the 724 mutual funds in Morningstar's Conservative Allocation category was 6.94%.

At period end, the Fund was targeting an asset allocation of 29% equities and 71% fixed income, versus a neutral allocation of 30% equities and 70% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 22.8% of assets, followed by Pioneer Short Term Income Fund, at 16.1%. The next-largest position was also a fixed-income fund, Pioneer Strategic Income Fund, at 10% of assets, while the largest equity position was Pioneer International Value Fund, at 8.3% of assets.

Pioneer Ibbotson Moderate Allocation Fund

The Fund's Class A shares returned 14.32% at net asset value during the 12 months ended July 31, 2013, while the S&P 500 returned 24.98% and the Barclays Index returned -1.90%. During the same period, the average return of the 890 mutual funds in Morningstar's Moderate Allocation category was 14.67%.

At period end, the Fund was targeting an asset allocation of 57% equities and 43% fixed income, versus a neutral allocation of 60% equities, 40% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 11.2% of assets, followed Pioneer Short Term Income Fund, at 10.6% of assets. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 12.2% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 8.9% of assets, followed by Pioneer Mid Cap Value Fund, at 7.2%.

Pioneer Ibbotson Growth Allocation Fund

The Fund's Class A shares returned 16.40% at net asset value during the 12 months ended July 31, 2013, while the S&P 500 returned 24.98% and the Barclays Index returned -1.90%. During the same period, the average return of the 414 mutual funds in Morningstar's Aggressive Allocation category was 18.67%.

At period end, the Fund was targeting an asset allocation of 70% equities and 30% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 14.2% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 10.0% of assets, followed by Pioneer Mid Cap Value Fund, at 7.9%. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 9.6% of assets, followed by Pioneer Short Term Income Fund, at 7.4%.

8 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Pioneer Ibbotson Aggressive Allocation Fund

The Fund's Class A shares returned 18.86% at net asset value during the 12 months ended July 31, 2013, while the S&P 500 returned 24.98% and the Barclays Index returned -1.90%. During the same period, the average return of the 414 mutual funds in Morningstar's Aggressive Allocation category was 18.67%.

At period end, the Fund was targeting an asset allocation of 83.5% equities and 16.5% fixed income, versus a neutral allocation of 90% equities and 10% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 19.4% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 11.4% of assets, followed by Pioneer Mid Cap Value Fund, at 10.8%. The largest fixed-income position in the portfolio was Pioneer Bond Fund, at 5.7% of assets.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

            Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value         $1,024.21     $1,019.22     $1,021.21     $1,018.68
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid                $    7.43     $   11.62     $   11.13     $   10.71
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.32%, 2.22% and 2.14% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

10 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                    A             B              C              Y
--------------------------------------------------------------------------------
Beginning Account          $1,000.00     $1,000.00      $1,000.00      $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value       $1,017.46     $1,013.29      $1,013.79      $1,014.18
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid              $    7.40     $   11.58      $   11.08      $   10.69
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.32%, 2.22% and 2.14% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                    A             B              C              Y
--------------------------------------------------------------------------------
Beginning Account          $1,000.00     $1,000.00      $1,000.00      $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value       $1,054.03     $1,049.17      $1,050.99      $1,056.08
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid              $    7.38     $   11.74      $   10.83      $    5.86
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.45%, 2.31%, 2.13% and 1.15% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value         $1,017.60     $1,013.34     $1,014.23     $1,019.09
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid                $    7.25     $   11.53     $   10.64     $    5.76
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.45%, 2.31%, 2.13% and 1.15% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value         $1,063.99     $1,059.07     $1,059.98     $1,064.39
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid                $    7.83     $   12.30     $   11.44     $    6.55
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.53%, 2.41%, 2.24% and 1.28% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,017.21      $1,012.84      $1,013.69      $1,018.45
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid             $    7.65      $   12.03      $   11.18      $    6.41
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.53%, 2.41%, 2.24% and 1.28% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value         $1,072.26     $1,067.42     $1,068.67     $1,071.19
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid                $    8.73     $   12.92     $   12.26     $    7.96
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.52%, 2.39% and 1.55% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

16 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2013 through July 31, 2013.

--------------------------------------------------------------------------------
Share Class                      A              B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $1,000.00      $1,000.00     $1,000.00     $1,000.00
Value on 2/1/13
--------------------------------------------------------------------------------
Ending Account Value        $1,016.36      $1,012.30     $1,012.94     $1,017.11
(after expenses)
on 7/31/13
--------------------------------------------------------------------------------
Expenses Paid               $    8.50      $   12.57     $   11.93     $    7.75
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.70%, 2.52%, 2.39% and 1.55% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 17

Prices and Distributions | 7/31/13

Net Asset Value per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund
--------------------------------------------------------------------------------
         Class                       7/31/13                      7/31/12
--------------------------------------------------------------------------------
           A                          $11.42                       $10.73
--------------------------------------------------------------------------------
           B                          $11.18                       $10.51
--------------------------------------------------------------------------------
           C                          $11.09                       $10.44
--------------------------------------------------------------------------------
           Y                          $10.86                       $10.21
--------------------------------------------------------------------------------

Moderate Allocation Fund
--------------------------------------------------------------------------------
         Class                       7/31/13                      7/31/12
--------------------------------------------------------------------------------
           A                          $11.72                       $10.46
--------------------------------------------------------------------------------
           B                          $11.31                       $10.04
--------------------------------------------------------------------------------
           C                          $10.92                       $ 9.77
--------------------------------------------------------------------------------
           Y                          $11.86                       $10.58
--------------------------------------------------------------------------------

Growth Allocation Fund
--------------------------------------------------------------------------------
         Class                       7/31/13                      7/31/12
--------------------------------------------------------------------------------
           A                          $12.32                       $10.75
--------------------------------------------------------------------------------
           B                          $10.93                       $ 9.52
--------------------------------------------------------------------------------
           C                          $11.65                       $10.18
--------------------------------------------------------------------------------
           Y                          $12.56                       $10.95
--------------------------------------------------------------------------------

Aggressive Allocation Fund
--------------------------------------------------------------------------------
         Class                       7/31/13                      7/31/12
--------------------------------------------------------------------------------
           A                          $12.47                       $10.60
--------------------------------------------------------------------------------
           B                          $11.72                       $ 9.95
--------------------------------------------------------------------------------
           C                          $11.83                       $10.07
--------------------------------------------------------------------------------
           Y                          $12.49                       $10.65
--------------------------------------------------------------------------------

18 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Distributions per Share: 8/1/12-7/31/13
--------------------------------------------------------------------------------

Conservative Allocation Fund
--------------------------------------------------------------------------------
                       Net Investment         Short-Term          Long-Term
        Class              Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A               $ 0.2343              $   --             $   --
--------------------------------------------------------------------------------
          B               $ 0.1261              $   --             $   --
--------------------------------------------------------------------------------
          C               $ 0.1603              $   --             $   --
--------------------------------------------------------------------------------
          Y               $ 0.1599              $   --             $   --
--------------------------------------------------------------------------------

Moderate Allocation Fund
--------------------------------------------------------------------------------
                       Net Investment        Short-Term           Long-Term
        Class              Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A               $ 0.2164              $   --             $   --
--------------------------------------------------------------------------------
          B               $ 0.0610              $   --             $   --
--------------------------------------------------------------------------------
          C               $ 0.1603              $   --             $   --
--------------------------------------------------------------------------------
          Y               $ 0.2481              $   --             $   --
--------------------------------------------------------------------------------

Growth Allocation Fund
--------------------------------------------------------------------------------
                       Net Investment        Short-Term           Long-Term
        Class              Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A               $ 0.1726              $   --             $   --
--------------------------------------------------------------------------------
          B               $ 0.0560              $   --             $   --
--------------------------------------------------------------------------------
          C               $ 0.1047              $   --             $   --
--------------------------------------------------------------------------------
          Y               $ 0.1955              $   --             $   --
--------------------------------------------------------------------------------

Aggressive Allocation Fund
--------------------------------------------------------------------------------
                       Net Investment        Short-Term           Long-Term
        Class              Income           Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A               $ 0.1136              $   --             $   --
--------------------------------------------------------------------------------
          B               $     --              $   --             $   --
--------------------------------------------------------------------------------
          C               $ 0.0443              $   --             $   --
--------------------------------------------------------------------------------
          Y               $ 0.1494              $   --             $   --
--------------------------------------------------------------------------------

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 19

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.

20 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Portfolio Summary | 7/31/13
Pioneer Ibbotson Conservative Allocation Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Target Asset Allocations
--------------------------------------------------------------------------------
Fixed Income                                   70%
Equity                                         30%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Actual Asset Allocations
--------------------------------------------------------------------------------
Fixed Income                                   67.3%
U.S. Equity                                    19.1%
International Equity                           13.6%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     3.62%
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.29
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         2.25
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           2.18
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    2.18
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 1.42
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         1.09
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    1.04
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         1.02
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            0.98
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                   8.29%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         4.28
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      1.01
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 22.81%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    16.10
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     10.00
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     6.14
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            4.10
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        4.09
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                 2.05
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class Y                                         1.03
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                         1.03
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 21

Performance Update | 7/31/13                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                                     Public
                              Net Asset              Offering
Period                        Value (NAV)            Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                     4.64%                  3.89%
5 Years                       5.24                   4.00
1 Year                        8.72                   2.42
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                              Gross                  Net
--------------------------------------------------------------------------------
                              1.52%                  1.48%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Conservative           Standard & Poor's       Barclays Aggregate
                    Allocation Fund        500 Index               Bond Index
5/31/2005           $   9,425              $  10,000               $  10,000
7/31/2005           $   9,599              $  10,387               $   9,963
7/31/2006           $   9,919              $  10,945               $  10,108
7/31/2007           $  10,800              $  12,710               $  10,672
7/31/2008           $  10,490              $  11,300               $  11,329
7/31/2009           $  10,024              $   9,046               $  12,217
7/31/2010           $  11,215              $  10,298               $  13,306
7/31/2011           $  12,230              $  12,322               $  13,896
7/31/2012           $  12,456              $  13,444               $  14,904
7/31/2013           $  13,542              $  16,802               $  14,620

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

22 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                             If                    If
Period                       Held                  Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                    3.72%                 3.72%
5 Years                      4.29                  4.29
1 Year                       7.63                  3.63
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                             Gross                 Net
--------------------------------------------------------------------------------
                             2.41%                 2.38%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Conservative           Standard & Poor's       Barclays Aggregate
                    Allocation Fund        500 Index               Bond Index
5/31/2005           $  10,000              $  10,000               $  10,000
7/31/2005           $  10,178              $  10,387               $   9,963
7/31/2006           $  10,409              $  10,945               $  10,108
7/31/2007           $  11,250              $  12,710               $  10,672
7/31/2008           $  10,832              $  11,300               $  11,329
7/31/2009           $  10,257              $   9,046               $  12,217
7/31/2010           $  11,364              $  10,298               $  13,306
7/31/2011           $  12,290              $  12,322               $  13,896
7/31/2012           $  12,419              $  13,444               $  14,904
7/31/2013           $  13,366              $  16,802               $  14,620

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 23

Performance Update | 7/31/13                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                      3.74%              3.74%
5 Years                        4.33               4.33
1 Year                         7.83               7.83
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                               Gross
--------------------------------------------------------------------------------
                               2.26%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Conservative           Standard & Poor's       Barclays Aggregate
                    Allocation Fund        500 Index               Bond Index
5/31/2005           $  10,000              $  10,000               $  10,000
7/31/2005           $  10,168              $  10,387               $   9,963
7/31/2006           $  10,419              $  10,945               $  10,108
7/31/2007           $  11,253              $  12,710               $  10,672
7/31/2008           $  10,844              $  11,300               $  11,329
7/31/2009           $  10,244              $   9,046               $  12,217
7/31/2010           $  11,362              $  10,298               $  13,306
7/31/2011           $  12,291              $  12,322               $  13,896
7/31/2012           $  12,433              $  13,444               $  14,904
7/31/2013           $  13,407              $  16,802               $  14,620

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

24 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                              If                  If
Period                        Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                     3.47%               3.47%
5 Years                       3.41                3.41
1 Year                        8.00                8.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                              Gross
--------------------------------------------------------------------------------
                              2.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Ibbotson
                    Conservative           Standard & Poor's       Barclays Aggregate
                    Allocation Fund        500 Index               Bond Index
5/31/2005           $ 5,000,000            $ 5,000,000             $ 5,000,000
7/31/2005           $ 5,094,059            $ 5,193,292             $ 4,981,499
7/31/2006           $ 5,268,849            $ 5,472,491             $ 5,054,204
7/31/2007           $ 5,738,328            $ 6,354,930             $ 5,336,140
7/31/2008           $ 5,541,848            $ 5,650,116             $ 5,664,329
7/31/2009           $ 4,950,847            $ 4,522,985             $ 6,108,716
7/31/2010           $ 5,539,507            $ 5,149,094             $ 6,652,993
7/31/2011           $ 6,047,788            $ 6,160,781             $ 6,948,116
7/31/2012           $ 6,068,113            $ 6,721,766             $ 7,452,144
7/31/2013           $ 6,553,856            $ 8,401,029             $ 7,310,182

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 25

Portfolio Summary | 7/31/13
Pioneer Ibbotson Moderate Allocation Fund

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Target Asset Allocations
--------------------------------------------------------------------------------
Equity                                    60%
Fixed Income                              40%

Actual Asset Allocations
--------------------------------------------------------------------------------
U.S. Equity                               38.3%
Fixed Income                              37.0%
International Equity                      24.7%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         7.22%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     6.41
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 4.55
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            4.55
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.50
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.46
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         2.32
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.25
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           2.25
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    1.78
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  12.22%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         8.88
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      3.64
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 11.19%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    10.64
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     4.49
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      3.02
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        2.84
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            2.12
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                 1.77
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                         0.90
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                                   Public
                            Net Asset              Offering
Period                      Value (NAV)            Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                     5.52%                 4.82%
5 Years                      5.30                  4.07
1 Year                      14.32                  7.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                            Gross
--------------------------------------------------------------------------------
                            1.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Moderate                 Standard & Poor's       Barclays Aggregate
                    Allocation Fund          500 Index               Bond Index
8/31/2004           $   9,425                $  10,000               $  10,000
7/31/2005           $  10,570                $  11,359               $  10,283
7/31/2006           $  11,097                $  11,970               $  10,433
7/31/2007           $  12,493                $  13,900               $  11,015
7/31/2008           $  11,560                $  12,358               $  11,692
7/31/2009           $  10,266                $   9,893               $  12,610
7/31/2010           $  11,627                $  11,262               $  13,733
7/31/2011           $  13,128                $  13,475               $  14,342
7/31/2012           $  13,092                $  14,702               $  15,383
7/31/2013           $  14,966                $  18,375               $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 27

Performance Update | 7/31/13                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                 If                  If
Period                           Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                          4.30%              4.30%
5 Years                           4.47               4.47
1 Year                           13.31               9.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                 Gross               Net
--------------------------------------------------------------------------------
                                 2.38%               2.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Moderate                Standard & Poor's       Barclays Aggregate
                    Allocation Fund         500 Index               Bond Index
8/31/2004           $  10,000               $  10,000               $  10,000
7/31/2005           $  10,978               $  11,359               $  10,283
7/31/2006           $  11,417               $  11,970               $  10,433
7/31/2007           $  12,753               $  13,900               $  11,015
7/31/2008           $  11,691               $  12,358               $  11,692
7/31/2009           $  10,311               $   9,893               $  12,610
7/31/2010           $  11,588               $  11,262               $  13,733
7/31/2011           $  12,967               $  13,475               $  14,342
7/31/2012           $  12,838               $  14,702               $  15,383
7/31/2013           $  14,547               $  18,375               $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

28 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                  If               If
Period                            Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                           4.29%            4.29%
5 Years                            4.54             4.54
1 Year                            13.56            13.56
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                  Gross
--------------------------------------------------------------------------------
                                  2.19%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson
                    Moderate                 Standard & Poor's         Barclays Aggregate
                    Allocation Fund          500 Index                 Bond Index
8/31/2004           $  10,000                $  10,000                 $  10,000
7/31/2005           $  11,122                $  11,359                 $  10,283
7/31/2006           $  11,573                $  11,970                 $  10,433
7/31/2007           $  12,941                $  13,900                 $  11,015
7/31/2008           $  11,882                $  12,358                 $  11,692
7/31/2009           $  10,474                $   9,893                 $  12,610
7/31/2010           $  11,776                $  11,262                 $  13,733
7/31/2011           $  13,203                $  13,475                 $  14,342
7/31/2012           $  13,061                $  14,702                 $  15,383
7/31/2013           $  14,833                $  18,375                 $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 29

Performance Update | 7/31/13                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                             If                  If
Period                       Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                      5.97%               5.97%
5 Years                       5.86                5.86
1 Year                       14.68               14.68
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Ibbotson
                    Moderate                 Standard & Poor's       Barclays Aggregate
                    Allocation Fund          500 Index               Bond Index
8/31/2004           $ 5,000,000              $ 5,000,000             $ 5,000,000
7/31/2005           $ 5,606,494              $ 5,679,424             $ 5,141,454
7/31/2006           $ 5,913,111              $ 5,984,757             $ 5,216,493
7/31/2007           $ 6,680,624              $ 6,949,801             $ 5,507,482
7/31/2008           $ 6,206,468              $ 6,179,011             $ 5,846,209
7/31/2009           $ 5,580,029              $ 4,946,373             $ 6,304,865
7/31/2010           $ 6,347,323              $ 5,631,091             $ 6,866,618
7/31/2011           $ 7,195,925              $ 6,737,480             $ 7,171,216
7/31/2012           $ 7,195,817              $ 7,350,977             $ 7,691,429
7/31/2013           $ 8,252,035              $ 9,187,432             $ 7,544,908

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

30 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Portfolio Summary | 7/31/13
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------
Equity                                   70%
Fixed Income                             30%

Actual Asset Allocations
--------------------------------------------------------------------------------
U.S. Equity                              46.1%
International Equity                     29.2%
Fixed Income                             24.7%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         7.85%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     7.31
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 6.41
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            4.15
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    4.04
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.63
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         3.53
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         3.39
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.38
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    2.42
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund Class Y                            0.00*
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  14.15%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         9.95
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      5.09
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                  9.61%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                     7.43
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      2.94
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     1.92
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                 1.70
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.94
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        0.16
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 31

Performance Update | 7/31/13                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                              Public
                           Net Asset          Offering
Period                     Value (NAV)        Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                    5.71%             5.01%
5 Years                     4.89              3.66
1 Year                     16.40              9.66
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                           Gross
--------------------------------------------------------------------------------
                           1.58%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Ibbotson           Standard & Poor's      Barclays Aggregate
                      Growth Allocation Fund     500 Index              Bond Index
8/31/2004             $   9,425                  $  10,000              $  10,000
7/31/2005             $  10,892                  $  11,359              $  10,283
7/31/2006             $  11,577                  $  11,970              $  10,433
7/31/2007             $  13,281                  $  13,900              $  11,015
7/31/2008             $  11,969                  $  12,358              $  11,692
7/31/2009             $  10,115                  $   9,893              $  12,610
7/31/2010             $  11,520                  $  11,262              $  13,733
7/31/2011             $  13,231                  $  13,475              $  14,342
7/31/2012             $  13,058                  $  14,702              $  15,383
7/31/2013             $  15,199                  $  18,375              $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

32 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                              If                  If
Period                        Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                       3.90%               3.90%
5 Years                        4.11                4.11
1 Year                        15.46               11.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                              Gross               Net
--------------------------------------------------------------------------------
                               2.48%               2.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Ibbotson           Standard & Poor's     Barclays Aggregate
                      Growth Allocation Fund     500 Index             Bond Index
8/31/2004             $  10,000                  $  10,000             $  10,000
7/31/2005             $  11,046                  $  11,359             $  10,283
7/31/2006             $  11,657                  $  11,970             $  10,433
7/31/2007             $  13,250                  $  13,900             $  11,015
7/31/2008             $  11,838                  $  12,358             $  11,692
7/31/2009             $   9,938                  $   9,893             $  12,610
7/31/2010             $  11,233                  $  11,262             $  13,733
7/31/2011             $  12,795                  $  13,475             $  14,342
7/31/2012             $  12,538                  $  14,702             $  15,383
7/31/2013             $  14,476                  $  18,375             $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 33

Performance Update | 7/31/13                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                              If                 If
Period                        Held               Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                       4.62%              4.62%
5 Years                        4.19               4.19
1 Year                        15.58              15.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                              Gross
--------------------------------------------------------------------------------
                              2.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Ibbotson           Standard & Poor's     Barclays Aggregate
                      Growth Allocation Fund     500 Index             Bond Index
8/31/2004             $  10,000                  $  10,000             $  10,000
7/31/2005             $  11,310                  $  11,359             $  10,283
7/31/2006             $  11,933                  $  11,970             $  10,433
7/31/2007             $  13,575                  $  13,900             $  11,015
7/31/2008             $  12,158                  $  12,358             $  11,692
7/31/2009             $  10,203                  $   9,893             $  12,610
7/31/2010             $  11,537                  $  11,262             $  13,733
7/31/2011             $  13,164                  $  13,475             $  14,342
7/31/2012             $  12,913                  $  14,702             $  15,383
7/31/2013             $  14,925                  $  18,375             $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

34 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                               If                If
Period                         Held              Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                        6.20%             6.20%
5 Years                         5.36              5.36
1 Year                         16.70             16.70
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                               Gross
--------------------------------------------------------------------------------
                               1.32%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                      Pioneer Ibbotson          Standard & Poor's      Barclays Aggregate
                      Growth Allocation Fund    500 Index              Bond Index
8/31/2004             $ 5,000,000               $ 5,000,000            $ 5,000,000
7/31/2005             $ 5,776,725               $ 5,679,424            $ 5,141,454
7/31/2006             $ 6,193,377               $ 5,984,757            $ 5,216,493
7/31/2007             $ 7,114,596               $ 6,949,801            $ 5,507,482
7/31/2008             $ 6,470,796               $ 6,179,011            $ 5,846,209
7/31/2009             $ 5,585,334               $ 4,946,373            $ 6,304,865
7/31/2010             $ 6,385,461               $ 5,631,091            $ 6,866,618
7/31/2011             $ 7,368,224               $ 6,737,480            $ 7,171,216
7/31/2012             $ 7,200,258               $ 7,350,977            $ 7,691,429
7/31/2013             $ 8,402,575               $ 9,187,432            $ 7,544,908

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 35

Portfolio Summary | 7/31/13
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------
Equity                                         90%
Fixed Income                                   10%

Actual Asset Allocations
--------------------------------------------------------------------------------
U.S. Equity                                    51.4%
International Equity                           37.6%
Fixed Income                                   11.0%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                        10.80%
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 7.55
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     6.68
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            5.70
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         4.52
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.57
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.48
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         3.39
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.22
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    2.49
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  19.40%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        11.35
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      6.84
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                  5.69%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                     2.72
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      2.60
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

36 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                                              Public
                          Net Asset           Offering
Period                    Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                   5.78%               5.08%
5 Years                    4.39                3.16
1 Year                    18.86               11.99
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                          Gross               Net
--------------------------------------------------------------------------------
                          1.72%               1.70%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Ibbotson
                  Aggressive              Standard & Poor's        Barclays Aggregate
                  Allocation Fund         500 Index                Bond Index
8/31/2004         $   9,425               $  10,000                $  10,000
7/31/2005         $  11,173               $  11,359                $  10,283
7/31/2006         $  11,989               $  11,970                $  10,433
7/31/2007         $  13,956               $  13,900                $  11,015
7/31/2008         $  12,276               $  12,358                $  11,692
7/31/2009         $   9,938               $   9,893                $  12,610
7/31/2010         $  11,345               $  11,262                $  13,733
7/31/2011         $  13,208               $  13,475                $  14,342
7/31/2012         $  12,804               $  14,702                $  15,383
7/31/2013         $  15,218               $  18,375                $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 37

Performance Update | 7/31/13                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                             If                  If
Period                       Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                      4.58%               4.58%
5 Years                       3.56                3.56
1 Year                       17.79               13.79
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                             Gross               Net
--------------------------------------------------------------------------------
                             2.62%               2.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Ibbotson
                  Aggressive               Standard & Poor's         Barclays Aggregate
                  Allocation Fund          500 Index                 Bond Index
8/31/2004         $  10,000                $  10,000                 $  10,000
7/31/2005         $  11,690                $  11,359                 $  10,283
7/31/2006         $  12,434                $  11,970                 $  10,433
7/31/2007         $  14,361                $  13,900                 $  11,015
7/31/2008         $  12,534                $  12,358                 $  11,692
7/31/2009         $  10,066                $   9,893                 $  12,610
7/31/2010         $  11,397                $  11,262                 $  13,733
7/31/2011         $  13,165                $  13,475                 $  14,342
7/31/2012         $  12,675                $  14,702                 $  15,383
7/31/2013         $  14,929                $  18,375                 $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

38 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Performance Update | 7/31/13                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                             If                If
Period                       Held              Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                      4.80%             4.80%
5 Years                       3.64              3.64
1 Year                       17.97             17.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             2.41%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Ibbotson
                  Aggressive               Standard & Poor's        Barclays Aggregate
                  Allocation Fund          500 Index                Bond Index
8/31/2004         $  10,000                $  10,000                $  10,000
7/31/2005         $  11,563                $  11,359                $  10,283
7/31/2006         $  12,299                $  11,970                $  10,433
7/31/2007         $  14,221                $  13,900                $  11,015
7/31/2008         $  12,429                $  12,358                $  11,692
7/31/2009         $   9,979                $   9,893                $  12,610
7/31/2010         $  11,302                $  11,262                $  13,733
7/31/2011         $  13,069                $  13,475                $  14,342
7/31/2012         $  12,597                $  14,702                $  15,383
7/31/2013         $  14,861                $  18,375                $  15,090

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 39

Performance Update | 7/31/13                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2013)
--------------------------------------------------------------------------------
                               If                If
Period                         Held              Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                        6.04%             6.04%
5 Years                         4.39              4.39
1 Year                         18.87             18.87
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                               Gross
--------------------------------------------------------------------------------
                               1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                  Pioneer Ibbotson
                  Aggressive              Barclays Aggregate      Standard & Poor's
                  Allocation Fund         Bond Index              500 Index
8/31/2004         $ 5,000,000             $ 5,000,000             $ 5,000,000
7/31/2005         $ 5,929,998             $ 5,141,454             $ 5,679,424
7/31/2006         $ 6,379,347             $ 5,216,493             $ 5,984,757
7/31/2007         $ 7,470,251             $ 5,507,482             $ 6,949,801
7/31/2008         $ 6,661,413             $ 5,846,209             $ 6,179,011
7/31/2009         $ 5,372,710             $ 6,304,865             $ 4,946,373
7/31/2010         $ 6,151,437             $ 6,866,618             $ 5,631,091
7/31/2011         $ 7,216,848             $ 7,171,216             $ 6,737,480
7/31/2012         $ 6,945,791             $ 7,691,429             $ 7,350,977
7/31/2013         $ 8,256,149             $ 7,544,908             $ 9,187,432

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

40 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Schedule of Investments | 7/31/13
Pioneer Ibbotson Conservative Allocation Fund

-------------------------------------------------------------------------------------
Shares                                                                  Value
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 95.1%
               PIONEER FUNDS* -- 95.1%
  1,548,643    Pioneer Bond Fund Class Y                                $ 14,805,024
     98,861    Pioneer Core Equity Fund Class Y                            1,417,667
     45,907    Pioneer Disciplined Growth Fund Class Y                       676,665
    113,201    Pioneer Disciplined Value Fund Class Y                      2,350,063
    269,721    Pioneer Dynamic Credit Fund Class Y                         2,656,747
     27,575    Pioneer Emerging Markets Fund Class Y                         654,901
     21,310    Pioneer Equity Income Fund Class Y                            710,249
     96,168    Pioneer Floating Rate Fund Class Y                            670,293
     54,532    Pioneer Fund Class Y                                        2,133,294
     91,257    Pioneer Fundamental Growth Fund Class Y                     1,412,661
    120,905    Pioneer Global Aggregate Bond Fund Class Y                  1,327,531
    238,910    Pioneer Global Equity Fund Class Y                          2,778,521
    402,965    Pioneer Global High Yield Fund Class Y                      3,981,293
    245,139    Pioneer High Yield Fund Class Y                             2,662,214
    256,804    Pioneer International Value Fund Class Y                    5,382,618
     53,075    Pioneer Mid Cap Value Fund Class Y                          1,459,570
     66,345    Pioneer Multi-Asset Ultrashort Income Fund Class Y            667,433
     17,226    Pioneer Oak Ridge Small Cap Growth Fund Class Y               635,122
     25,358    Pioneer Real Estate Shares Class Y                            658,542
     24,463    Pioneer Select Mid Cap Growth Fund Class Y                    921,515
  1,082,933    Pioneer Short Term Income Fund Class Y                     10,450,302
    589,216    Pioneer Strategic Income Fund Class Y                       6,487,267
-------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $56,875,160)                                       $ 64,899,492
-------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 95.1%
               (Cost $56,875,160) (a)                                   $ 64,899,492
-------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 4.9%                     $  3,362,256
-------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                               $ 68,261,748
=====================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $57,756,227 was as follows:

             Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                              $ 8,054,364

             Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                                 (911,099)
                                                                                       -----------
             Net unrealized appreciation                                               $ 7,143,265
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 41

Schedule of Investments | 7/31/13
Pioneer Ibbotson Conservative Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2013 aggregated $12,163,155 and $10,462,993, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1           Level 2       Level 3       Total
--------------------------------------------------------------------------------
Mutual Funds           $64,899,492       $  --         $  --         $64,899,492
--------------------------------------------------------------------------------
Total                  $64,899,492       $  --         $  --         $64,899,492
================================================================================

During the year ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

42 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Schedule of Investments | 7/31/13
Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------------
Shares                                                                  Value
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 98.0%
               PIONEER FUNDS* -- 98.0%
  2,381,615    Pioneer Bond Fund Class Y                                $ 22,768,238
    318,554    Pioneer Core Equity Fund Class Y                            4,568,064
    245,880    Pioneer Disciplined Growth Fund Class Y                     3,624,266
    627,827    Pioneer Disciplined Value Fund Class Y                     13,033,686
    587,132    Pioneer Dynamic Credit Fund Class Y                         5,783,250
    311,641    Pioneer Emerging Markets Fund Class Y                       7,401,474
    141,847    Pioneer Equity Income Fund Class Y                          4,727,765
    180,119    Pioneer Fund Class Y                                        7,046,239
    459,807    Pioneer Fundamental Growth Fund Class Y                     7,117,807
    328,579    Pioneer Global Aggregate Bond Fund Class Y                  3,607,802
  1,552,569    Pioneer Global Equity Fund Class Y                         18,056,376
    924,837    Pioneer Global High Yield Fund Class Y                      9,137,388
    396,720    Pioneer High Yield Fund Class Y                             4,308,375
  1,186,270    Pioneer International Value Fund Class Y                   24,864,225
    533,860    Pioneer Mid Cap Value Fund Class Y                         14,681,144
    182,130    Pioneer Multi-Asset Ultrashort Income Fund Class Y          1,832,227
    250,990    Pioneer Oak Ridge Small Cap Growth Fund Class Y             9,254,015
    175,992    Pioneer Real Estate Shares Class Y                          4,570,507
    245,795    Pioneer Select Mid Cap Growth Fund Class Y                  9,259,096
  2,243,233    Pioneer Short Term Income Fund Class Y                     21,647,196
    557,557    Pioneer Strategic Income Fund Class Y                       6,138,707
-------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $163,136,458)                                      $203,427,847
-------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 98.0%
               (Cost $163,136,458) (a)                                  $203,427,847
-------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 2.0%                     $  4,187,490
-------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                               $207,615,337
=====================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $165,960,743 was as follows:

             Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                              $37,616,584

             Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                                 (149,480)
                                                                                       -----------
             Net unrealized appreciation                                               $37,467,104
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 43

Schedule of Investments | 7/31/13
Pioneer Ibbotson Moderate Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2013 aggregated $18,075,444 and $21,942,285, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1            Level 2      Level 3      Total
--------------------------------------------------------------------------------
Mutual Funds           $203,427,847       $  --        $  --        $203,427,847
--------------------------------------------------------------------------------
Total                  $203,427,847       $  --        $  --        $203,427,847
================================================================================

During the year ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

44 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Schedule of Investments | 7/31/13
Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------------------
Shares                                                                  Value
-------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 100.1%
                PIONEER FUNDS* -- 100.1%
  2,229,163     Pioneer Bond Fund Class Y                               $ 21,310,800
    521,874     Pioneer Core Equity Fund Class Y                           7,483,672
    363,811     Pioneer Disciplined Growth Fund Class Y                    5,362,579
    780,471     Pioneer Disciplined Value Fund Class Y                    16,202,568
     35,382     Pioneer Dynamic Credit Fund Class Y                          348,514
    475,550     Pioneer Emerging Markets Fund Class Y                     11,294,303
    234,993     Pioneer Equity Income Fund Class Y                         7,832,301
    205,658     Pioneer Fund Class Y                                       8,045,339
    578,521     Pioneer Fundamental Growth Fund Class Y                    8,955,509
    343,220     Pioneer Global Aggregate Bond Fund Class Y                 3,768,553
  1,895,863     Pioneer Global Equity Fund Class Y                        22,048,889
    430,640     Pioneer Global High Yield Fund Class Y                     4,254,728
    190,861     Pioneer High Yield Fund Class Y                            2,072,752
  1,496,636     Pioneer International Value Fund Class Y                  31,369,491
    632,892     Pioneer Mid Cap Value Fund Class Y                        17,404,527
        597     Pioneer Oak Ridge Large Cap Growth Fund Class Y                9,627
    249,458     Pioneer Oak Ridge Small Cap Growth Fund Class Y            9,197,515
    289,590     Pioneer Real Estate Shares Class Y                         7,520,639
    377,365     Pioneer Select Mid Cap Growth Fund Class Y                14,215,336
  1,705,742     Pioneer Short Term Income Fund Class Y                    16,460,406
    592,011     Pioneer Strategic Income Fund Class Y                      6,518,044
-------------------------------------------------------------------------------------
                TOTAL MUTUAL FUNDS
                (Cost $172,150,299)                                     $221,676,092
-------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN SECURITIES -- 100.1%
                (Cost $172,150,299) (a)                                 $221,676,092
-------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (0.1)%                  $   (303,032)
-------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                              $221,373,060
=====================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $173,792,825 was as follows:

             Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                              $47,995,800

             Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                                 (112,533)
                                                                                       -----------
             Net unrealized appreciation                                               $47,883,267
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 45

Schedule of Investments | 7/31/13
Pioneer Ibbotson Growth Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2013 aggregated $13,593,543 and $22,681,829, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                      Level 1            Level 2      Level 3       Total
--------------------------------------------------------------------------------
Mutual Funds          $221,676,092       $  --        $  --         $221,676,092
--------------------------------------------------------------------------------
Total                 $221,676,092       $  --        $  --         $221,676,092
================================================================================

During the year ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Schedule of Investments | 7/31/13
Pioneer Ibbotson Aggressive Allocation Fund

---------------------------------------------------------------------------------------
Shares                                                                  Value
---------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.1%
               PIONEER FUNDS* -- 100.1%
    711,759    Pioneer Bond Fund Class Y                                $    6,804,417
    268,530    Pioneer Core Equity Fund Class Y                              3,850,720
    202,305    Pioneer Disciplined Growth Fund Class Y                       2,981,983
    384,654    Pioneer Disciplined Value Fund Class Y                        7,985,411
    344,399    Pioneer Emerging Markets Fund Class Y                         8,179,467
    121,608    Pioneer Equity Income Fund Class Y                            4,053,180
    106,445    Pioneer Fund Class Y                                          4,164,138
    275,621    Pioneer Fundamental Growth Fund Class Y                       4,266,615
  1,166,639    Pioneer Global Equity Fund Class Y                           13,568,011
  1,106,954    Pioneer International Value Fund Class Y                     23,201,758
    469,757    Pioneer Mid Cap Value Fund Class Y                           12,918,306
    184,764    Pioneer Oak Ridge Small Cap Growth Fund Class Y               6,812,237
    208,201    Pioneer Real Estate Shares Class Y                            5,406,978
    239,740    Pioneer Select Mid Cap Growth Fund Class Y                    9,031,022
    337,445    Pioneer Short Term Income Fund Class Y                        3,256,345
    282,231    Pioneer Strategic Income Fund Class Y                         3,107,358
---------------------------------------------------------------------------------------
               TOTAL MUTUAL FUNDS
               (Cost $87,624,946)                                       $  119,587,946
---------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 100.1%
               (Cost $87,624,946) (a)                                   $  119,587,946
---------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (0.1)%                   $     (100,399)
---------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                               $  119,487,547
=======================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $89,261,074 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                               $30,326,872

            Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                                        --
                                                                                       -----------
            Net unrealized appreciation                                                $30,326,872
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 47

Schedule of Investments | 7/31/13
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2013 aggregated $6,706,912 and $16,326,902, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1           Level 2      Level 3       Total
--------------------------------------------------------------------------------
Mutual Funds           $119,587,946      $--          $--           $119,587,946
--------------------------------------------------------------------------------
Total                  $119,587,946      $--          $--           $119,587,946
================================================================================

During the year ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Statements of Assets and Liabilities | 7/31/13

---------------------------------------------------------------------------------------------------------------------
                                                       Conservative   Moderate       Growth             Aggressive
                                                       Allocation     Allocation     Allocation         Allocation
                                                       Fund           Fund           Fund               Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of
     underlying affiliated funds, at
     value (at cost $56,875,160,
     $163,136,458, $172,150,299
     and $87,624,946, respectively)                    $64,899,492    $203,427,847   $   221,676,092    $119,587,946
  Cash                                                   3,310,925       4,216,849                --         129,311
  Receivables for:
     Investment Funds sold                                   6,653          11,289           245,161          97,772
     Capital stock sold                                     41,497          18,026            30,928          73,281
     Dividends                                             138,296         236,466           166,631          39,076
     Due from Pioneer Investment
        Management, Inc.                                        --           1,574             2,173           2,898
  Other assets                                              48,143          49,109            49,201          55,398
---------------------------------------------------------------------------------------------------------------------
        Total assets                                   $68,445,006    $207,961,160   $   222,170,186    $119,985,682
=====================================================================================================================
LIABILITIES:
  Payables for:
     Investments Fund purchased                        $    13,300    $     82,702   $            --    $     49,972
     Capital stock redeemed                                 70,269          39,949           477,944         288,089
  Due to affiliates                                         55,453         169,218           178,412          91,126
  Due to custodian                                              --              --            74,164              --
  Accrued expenses and
     other liabilities                                      44,236          53,954            66,606          68,948
---------------------------------------------------------------------------------------------------------------------
        Total liabilities:                             $   183,258    $    345,823   $       797,126    $    498,135
=====================================================================================================================
NET ASSETS:
 Paid-in capital                                       $62,736,310    $199,335,674   $   212,936,338    $118,791,466
 Undistributed net investment income                     1,170,281       3,297,033         2,829,068       1,041,682
 Accumulated net realized loss
    on investments                                      (3,669,175)    (35,308,759)      (43,918,139)    (32,308,601)
 Net unrealized appreciation on
    investments                                          8,024,332      40,291,389        49,525,793      31,963,000
---------------------------------------------------------------------------------------------------------------------
       Total net assets                                $68,261,748    $207,615,337   $   221,373,060    $119,487,547
=====================================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Net Assets of Class A shares                         $44,238,769    $128,424,721   $   149,585,853    $ 90,921,491
  Net Assets of Class B shares                         $ 3,339,887    $ 10,067,617   $    17,441,388    $  8,495,309
  Net Assets of Class C shares                         $20,541,699    $ 64,988,623   $    53,031,848    $ 19,581,873
  Net Assets of Class Y shares                         $   141,393    $  4,134,376   $     1,313,971    $    488,874
  Class A Shares outstanding                             3,875,494      10,955,453        12,140,314       7,293,606
  Class B Shares outstanding                               298,655         889,851         1,595,947         724,630
  Class C Shares outstanding                             1,852,976       5,951,362         4,553,071       1,655,440
  Class Y Shares outstanding                                13,018         348,743           104,607          39,148
  Net Asset Value - Class A share                      $     11.42    $      11.72   $         12.32    $      12.47
  Net Asset Value - Class B share                      $     11.18    $      11.31   $         10.93    $      11.72
  Net Asset Value - Class C share                      $     11.09    $      10.92   $         11.65    $      11.83
  Net Asset Value - Class Y share                      $     10.86    $      11.86   $         12.56    $      12.49
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset
    value per share)                                   $     12.12    $      12.44   $         13.07    $      13.23
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 49

Statements of Operations

For the Year Ended 7/31/13

-----------------------------------------------------------------------------------------------------------
                                             Conservative    Moderate         Growth           Aggressive
                                             Allocation      Allocation       Allocation       Allocation
                                             Fund            Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income from underlying
      affiliated funds                       $ 2,164,342     $ 5,008,286      $ 4,699,043      $ 2,119,590
   Interest                                        1,015           1,460              230               93
-----------------------------------------------------------------------------------------------------------
         Total investment income             $ 2,165,357     $ 5,009,746      $ 4,699,273      $ 2,119,683
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                            $    86,296     $   259,507      $   278,714      $   151,063
  Transfer agent fees
     Class A                                      37,845         139,145          220,676          167,771
     Class B                                       7,042          33,635           61,211           34,874
     Class C                                      12,386          35,307           43,721           24,075
     Class Y                                         279             636              575              567
  Distribution fees
     Class A                                     109,188         307,391          354,231          215,982
     Class B                                      40,893         129,587          216,901          105,368
     Class C                                     185,044         588,876          493,228          183,475
  Shareholder communications
     expense                                      38,049         123,194          131,773           79,264
  Administrative fees                             33,546          72,827           77,291           48,938
  Custodian fees                                  10,467           5,305            2,459            3,449
  Registration fees                               55,743          58,262           58,390           58,248
  Professional fees                               37,824          26,664           40,675           38,165
  Printing fees                                   18,758          30,234           31,875           46,852
  Fees and expenses of
     non-affiliated Trustees                       6,318           7,340            6,754            6,927
  Insurance expense                                  943           2,914            3,556            1,684
  Miscellaneous                                    4,070           4,360            5,610            4,743
-----------------------------------------------------------------------------------------------------------
     Total expenses                          $   684,691     $ 1,825,184      $ 2,027,640      $ 1,171,445
     Less fees waived and expenses
        reimbursed by Pioneer
        Investment Management, Inc.          $        --     $    (8,293)     $    (7,263)     $    (9,562)
-----------------------------------------------------------------------------------------------------------
     Net expenses                            $   684,691     $ 1,816,891      $ 2,020,377      $ 1,161,883
-----------------------------------------------------------------------------------------------------------
        Net investment income                $ 1,480,666     $ 3,192,855      $ 2,678,896      $   957,800
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain on underlying
     affiliated funds                        $   897,703     $ 3,185,087      $ 3,800,620      $ 2,728,735
   Capital gain distributions from
     underlying affiliated funds                 734,829       3,679,080        4,629,451        2,624,653
-----------------------------------------------------------------------------------------------------------
                                             $ 1,632,532     $ 6,864,167      $ 8,430,071      $ 5,353,388
-----------------------------------------------------------------------------------------------------------
   Change in net unrealized
     appreciation on investments             $ 2,220,532     $16,019,476      $20,860,423      $13,474,283
-----------------------------------------------------------------------------------------------------------
   Net gain on investments                   $ 3,853,064     $22,883,643      $29,290,494      $18,827,671
-----------------------------------------------------------------------------------------------------------
   Net increase in net assets
     resulting from operations               $ 5,333,730     $26,076,498      $31,969,390      $19,785,471
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------
                                                Conservative                     Moderate
                                               Allocation Fund                Allocation Fund
                                         ---------------------------     ----------------------------
                                         Year           Year             Year           Year
                                         Ended          Ended            Ended          Ended
                                         7/31/13        7/31/12          7/31/13        7/31/12
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                    $  1,480,666   $  1,498,635     $  3,192,855   $   2,977,148
Net realized gain on investments            1,632,532        444,562        6,864,167       3,159,731
Change in net unrealized
  appreciation (depreciation)
  on investments                            2,220,532       (975,558)      16,019,476      (8,605,957)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets resulting
     from operations                     $  5,333,730   $    967,639     $ 26,076,498   $  (2,469,078)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.23, $0.31, $0.22
     and $0.24, respectively)            $   (955,483)  $ (1,183,335)    $ (2,347,138)  $  (2,675,027)
  Class B ($0.13, $0.20, $0.06
     and $0.11, respectively)                 (49,375)       (91,836)         (76,356)       (244,751)
  Class C ($0.16, $0.23, $0.16
     and $0.18, respectively)                (270,274)      (352,605)        (878,923)       (951,582)
  Class Y ($0.16, $0.23, $0.25
     and $0.29, respectively)                  (1,718)        (1,682)        (113,775)       (195,125)
------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                       $ (1,276,850)  $ (1,629,458)    $ (3,416,192)  $  (4,066,485)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                     $ 19,342,329   $ 15,727,021     $ 38,645,530   $  35,940,163
Reinvestment of distributions               1,169,434      1,491,380        3,147,019       3,714,500
Cost of shares repurchased                (19,670,549)   (16,501,428)     (50,543,688)    (57,872,210)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
     assets resulting from Fund
     share transactions                       841,214        716,973       (8,751,139)    (18,217,547)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets                          $  4,898,094   $     55,154     $ 13,909,167   $ (24,753,110)
NET ASSETS:
Beginning of year                          63,363,654     63,308,500      193,706,170     218,459,280
------------------------------------------------------------------------------------------------------
End of year                              $ 68,261,748   $ 63,363,654     $207,615,337   $ 193,706,170
======================================================================================================
Undistributed net investment
  income, end of year                    $  1,170,281   $    945,174     $  3,297,033   $   3,415,089
======================================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 51

------------------------------------------------------------------------------------------------------
                                                  Growth                         Aggressive
                                              Allocation Fund                  Allocation Fund
                                        ----------------------------     ----------------------------
                                        Year           Year              Year           Year
                                        Ended          Ended             Ended          Ended
                                        7/31/13        7/31/12           7/31/13        7/31/12
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                   $  2,678,896   $   2,187,731     $    957,800   $     662,809
Net realized gain on investments           8,430,071       3,249,263        5,353,388       2,916,441
Change in net unrealized
  appreciation (depreciation)
  on investments                          20,860,423      (9,518,002)      13,474,283      (8,039,169)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets resulting
     from operations                    $ 31,969,390   $  (4,081,008)    $ 19,785,471   $  (4,459,919)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.17, $0.19, $0.11
     and $0.13, respectively)           $ (2,100,205)  $  (2,327,559)    $   (843,947)  $  (1,026,414)
  Class B ($0.06, $0.08, $0.00
     and $0.01, respectively)               (124,014)       (254,128)              --         (21,009)
  Class C ($0.10, $0.11, $0.04
     and $0.05, respectively)               (463,365)       (512,265)         (74,121)        (84,457)
  Class Y ($0.20, $0.23, $0.15
     and $0.16, respectively)                (28,499)        (41,853)         (16,667)        (17,652)
------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                      $ (2,716,083)  $  (3,135,805)    $   (934,735)  $  (1,149,532)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                    $ 34,726,733   $  31,220,224     $ 16,103,690   $  17,689,729
Reinvestment of distributions              2,589,712       2,989,892          904,418       1,113,126
Cost of shares repurchased               (52,707,882)    (46,561,663)     (29,890,561)    (30,405,283)
------------------------------------------------------------------------------------------------------
  Net decrease in net
     assets resulting from
     Fund share transactions             (15,391,437)    (12,351,547)     (12,882,453)    (11,602,428)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets                         $ 13,861,870   $ (19,568,360)    $  5,968,283   $ (17,211,879)
NET ASSETS:
Beginning of year                        207,511,190     227,079,550      113,519,264     130,731,143
------------------------------------------------------------------------------------------------------
End of year                             $221,373,060   $ 207,511,190     $119,487,547   $ 113,519,264
======================================================================================================
Undistributed net investment
  income, end of year                   $  2,829,068   $   2,718,010     $  1,041,682   $     934,352
======================================================================================================

The accompanying notes are an integral part of these financial statements.

52 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

------------------------------------------------------------------------------------------------
                                                    Conservative Allocation Fund
                                     -----------------------------------------------------------
                                     '13 Shares     '13 Amount       '12 Shares    '12 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,020,934     $ 11,402,241        997,333    $ 10,516,102
Reinvestment of distributions            85,658          931,997        111,770       1,145,640
Less shares repurchased              (1,200,704)     (13,407,002)    (1,090,725)    (11,477,406)
------------------------------------------------------------------------------------------------
      Net increase (decrease)           (94,112)    $ (1,072,764)        18,378    $    184,336
================================================================================================
Class B
Shares sold or exchanged                 18,697     $    204,015         65,405    $    672,958
Reinvestment of distributions             4,413           47,265          8,527          85,946
Less shares repurchased                (146,078)      (1,606,168)      (150,497)     (1,547,463)
------------------------------------------------------------------------------------------------
      Net decrease                     (122,968)    $ (1,354,888)       (76,565)   $   (788,559)
================================================================================================
Class C
Shares sold                             705,703     $  7,658,490        442,570    $  4,530,773
Reinvestment of distributions            17,918          190,116         25,946         259,717
Less shares repurchased                (428,536)      (4,649,918)      (337,214)     (3,463,432)
------------------------------------------------------------------------------------------------
      Net increase                      295,085     $  3,198,688        131,302    $  1,327,058
================================================================================================
Class Y
Shares sold                               7,322     $     77,583            719    $      7,188
Reinvestment of distributions                 5               56              8              77
Less shares repurchased                    (704)          (7,461)        (1,291)        (13,127)
------------------------------------------------------------------------------------------------
      Net increase (decrease)             6,623     $     70,178           (564)   $     (5,862)
================================================================================================

------------------------------------------------------------------------------------------------
                                                      Moderate Allocation Fund
                                     -----------------------------------------------------------
                                     '13 Shares     '13 Amount       '12 Shares    '12 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,920,609     $ 21,359,645      2,068,964    $ 21,265,053
Reinvestment of distributions           216,417        2,311,349        263,615       2,628,511
Less shares repurchased              (2,541,970)     (28,078,906)    (3,275,964)    (33,161,682)
------------------------------------------------------------------------------------------------
      Net decrease                     (404,944)    $ (4,407,912)      (943,385)   $ (9,268,118)
================================================================================================
Class B
Shares sold or exchanged                 45,000     $    485,670         43,190    $    422,180
Reinvestment of distributions             7,130           73,866         24,677         236,900
Less shares repurchased                (763,142)      (8,143,861)    (1,016,431)    (10,005,913)
------------------------------------------------------------------------------------------------
      Net decrease                     (711,012)    $ (7,584,325)      (948,564)   $ (9,346,833)
================================================================================================
Class C
Shares sold                           1,549,226     $ 16,124,813      1,350,846    $ 13,060,006
Reinvestment of distributions            66,229          661,627         77,571         725,290
Less shares repurchased              (1,149,577)     (11,914,231)    (1,114,511)    (10,741,161)
------------------------------------------------------------------------------------------------
      Net increase                      465,878     $  4,872,209        313,906    $  3,044,135
================================================================================================
Class Y
Shares sold                              60,167     $    675,402        117,189    $  1,192,924
Reinvestment of distributions             9,293          100,177         12,306         123,799
Less shares repurchased                (213,103)      (2,406,690)      (378,802)     (3,963,454)
------------------------------------------------------------------------------------------------
      Net decrease                     (143,643)    $ (1,631,111)      (249,307)   $ (2,646,731)
================================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 53

------------------------------------------------------------------------------------------------
                                                       Growth Allocation Fund
                                     -----------------------------------------------------------
                                    '13 Shares     '13 Amount        '12 Shares    '12 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                          1,955,642     $  22,648,749      2,003,752    $ 21,129,016
Reinvestment of distributions          188,344         2,079,338        225,622       2,306,260
Less shares repurchased             (2,559,993)      (29,481,905)    (2,384,121)    (25,028,435)
------------------------------------------------------------------------------------------------
      Net decrease                    (416,007)    $  (4,753,818)      (154,747)   $ (1,593,159)
================================================================================================
Class B
Shares sold or exchanged                20,819     $     210,358         34,878    $    326,306
Reinvestment of distributions           12,344           121,589         27,418         249,232
Less shares repurchased             (1,055,789)      (10,840,758)    (1,072,262)     (9,989,741)
------------------------------------------------------------------------------------------------
      Net decrease                  (1,022,626)    $ (10,508,811)    (1,009,966)   $ (9,414,203)
================================================================================================
Class C
Shares sold                          1,054,542     $  11,590,420        896,095    $  8,966,029
Reinvestment of distributions           35,111           368,013         41,731         405,623
Less shares repurchased             (1,014,165)      (11,149,890)    (1,086,051)    (10,818,416)
------------------------------------------------------------------------------------------------
      Net increase (decrease)           75,488     $     808,543       (148,225)   $ (1,446,764)
================================================================================================
Class Y
Shares sold                             23,464     $     277,206         76,808    $    798,873
Reinvestment of distributions            1,848            20,772          2,764          28,777
Less shares repurchased               (104,455)       (1,235,329)       (65,844)       (725,071)
------------------------------------------------------------------------------------------------
      Net increase (decrease)          (79,143)    $    (937,351)        13,728    $    102,579
================================================================================================

------------------------------------------------------------------------------------------------
                                                     Aggressive Allocation Fund
                                     -----------------------------------------------------------
                                     '13 Shares     '13 Amount       '12 Shares    '12 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,058,283     $ 12,251,455      1,265,738    $ 13,140,808
Reinvestment of distributions            75,771          834,246        100,201       1,013,032
Less shares repurchased              (1,662,968)     (19,104,816)    (1,931,678)    (20,155,382)
------------------------------------------------------------------------------------------------
      Net decrease                     (528,914)    $ (6,019,115)      (565,739)   $ (6,001,542)
================================================================================================
Class B
Shares sold or exchanged                 10,143     $    111,293         14,573    $    141,783
Reinvestment of distributions                --               --          2,120          20,203
Less shares repurchased                (498,768)      (5,436,594)      (507,652)     (4,947,628)
------------------------------------------------------------------------------------------------
      Net decrease                     (488,625)    $ (5,325,301)      (490,959)   $ (4,785,642)
================================================================================================
Class C
Shares sold                             323,630     $  3,543,347        411,387    $  4,072,579
Reinvestment of distributions             5,445           57,135          7,028          67,759
Less shares repurchased                (393,437)      (4,286,335)      (497,759)     (4,886,040)
------------------------------------------------------------------------------------------------
      Net decrease                      (64,362)    $   (685,853)       (79,344)   $   (745,702)
================================================================================================
Class Y
Shares sold                              16,401     $    197,595         32,610    $    334,559
Reinvestment of distributions             1,182           13,037          1,196          12,132
Less shares repurchased                 (90,026)      (1,062,816)       (38,940)       (416,233)
------------------------------------------------------------------------------------------------
      Net decrease                      (72,443)    $   (852,184)        (5,134)   $    (69,542)
================================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------
                                                                                Conservative Allocation Fund
                                                                   -------------------------------------------------------
                                                                   Year        Year        Year       Year       Year
                                                                   Ended       Ended       Ended      Ended      Ended
                                                                   7/31/13     7/31/12     7/31/11    7/31/10    7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $ 10.73     $ 10.85     $ 10.19    $  9.40    $ 10.48
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.28     $  0.28     $  0.26    $  0.25    $  0.39
   Net realized and unrealized gain (loss) on investments             0.64       (0.09)       0.65       0.86      (0.94)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  0.92     $  0.19     $  0.91    $  1.11    $ (0.55)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.23)    $ (0.31)    $ (0.25)   $ (0.32)   $ (0.31)
   Net realized gain                                                    --          --          --         --      (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.23)    $ (0.31)    $ (0.25)   $ (0.32)   $ (0.53)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.69     $ (0.12)    $  0.66    $  0.79    $ (1.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.42     $ 10.73     $ 10.85    $ 10.19    $  9.40
==========================================================================================================================
Total return*                                                         8.72%       1.85%       9.04%     11.88%     (4.44)%
Ratio of net expenses to average net assets+++                        0.77%       0.78%       0.78%      0.78%      0.78%
Ratio of net investment income to average net assets+++               2.51%       2.69%       2.47%      2.55%      4.43%
Portfolio turnover rate                                                 17%         20%         15%        13%        53%
Net assets, end of period (in thousands)                           $44,239     $42,613     $42,882    $35,986    $25,992
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     0.77%       0.82%       0.80%      0.84%      1.09%
   Net investment income                                              2.51%       2.65%       2.45%      2.49%      4.12%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       0.77%       0.78%       0.78%      0.78%      0.78%
   Net investment income                                              2.51%       2.69%       2.47%      2.55%      4.43%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 55

--------------------------------------------------------------------------------------------------------------------------
                                                                                Conservative Allocation Fund
                                                                   -------------------------------------------------------
                                                                   Year        Year        Year       Year       Year
                                                                   Ended       Ended       Ended      Ended      Ended
                                                                   7/31/13     7/31/12     7/31/11    7/31/10    7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $ 10.51     $ 10.61     $  9.99    $  9.24    $ 10.31
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.18     $  0.19     $  0.17    $  0.16    $  0.31
   Net realized and unrealized gain (loss) on investments             0.62       (0.09)       0.64       0.83      (0.93)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  0.80     $  0.10     $  0.81    $  0.99    $ (0.62)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.13)    $ (0.20)    $ (0.19)   $ (0.24)   $ (0.23)
   Net realized gain                                                    --          --          --         --      (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.13)    $ (0.20)    $ (0.19)   $ (0.24)   $ (0.45)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.67     $ (0.10)    $  0.62    $  0.75    $ (1.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.18     $ 10.51     $ 10.61    $  9.99    $  9.24
==========================================================================================================================
Total return*                                                         7.63%       1.04%       8.15%     10.80%     (5.31)%
Ratio of net expenses to average net assets+++                        1.61%       1.68%       1.64%      1.68%      1.68%
Ratio of net investment income to average net assets+++               1.67%       1.82%       1.62%      1.67%      3.58%
Portfolio turnover rate                                                 17%         20%         15%        13%        53%
Net assets, end of period (in thousands)                           $ 3,340     $ 4,429     $ 5,285    $ 6,214    $ 5,957
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     1.61%       1.71%       1.64%      1.70%      1.90%
   Net investment income                                              1.67%       1.79%       1.62%      1.64%      3.36%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       1.61%       1.68%       1.64%      1.68%      1.68%
   Net investment income                                              1.67%       1.82%       1.62%      1.67%      3.58%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

--------------------------------------------------------------------------------------------------------------------------
                                                                                Conservative Allocation Fund
                                                                   -------------------------------------------------------
                                                                   Year        Year        Year       Year       Year
                                                                   Ended       Ended       Ended      Ended      Ended
                                                                   7/31/13     7/31/12     7/31/11    7/31/10    7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $ 10.44     $ 10.56     $  9.96    $  9.21    $ 10.30
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.18     $  0.20     $  0.18    $  0.17    $  0.31
   Net realized and unrealized gain (loss) on investments             0.63       (0.09)       0.63       0.83      (0.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  0.81     $  0.11     $  0.81    $  1.00    $ (0.64)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.16)    $ (0.23)    $ (0.21)   $ (0.25)   $ (0.23)
   Net realized gain                                                    --          --          --         --      (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.16)    $ (0.23)    $ (0.21)   $ (0.25)   $ (0.45)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.65     $ (0.12)    $  0.60    $  0.75    $ (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.09     $ 10.44     $ 10.56    $  9.96    $  9.21
==========================================================================================================================
Total return*                                                         7.83%       1.16%       8.18%     10.91%     (5.53)%
Ratio of net expenses to average net assets+++                        1.51%       1.56%       1.55%      1.59%      1.68%
Ratio of net investment income to average net assets+++               1.70%       1.91%       1.71%      1.73%      3.54%
Portfolio turnover rate                                                 17%         20%         15%        13%        53%
Net assets, end of period (in thousands)                           $20,542     $16,257     $15,068    $14,063    $11,184
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     1.51%       1.56%       1.55%      1.59%      1.80%
   Net investment income                                              1.70%       1.91%       1.71%      1.73%      3.43%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       1.51%       1.56%       1.55%      1.59%      1.68%
   Net investment income                                              1.70%       1.91%       1.71%      1.73%      3.54%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 57

--------------------------------------------------------------------------------------------------------------------------
                                                                                Conservative Allocation Fund
                                                                   -------------------------------------------------------
                                                                   Year        Year        Year       Year       Year
                                                                   Ended       Ended       Ended      Ended      Ended
                                                                   7/31/13     7/31/12     7/31/11    7/31/10    7/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $ 10.21     $ 10.41     $  9.79    $  9.02    $ 10.50
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.20     $  0.13     $  0.24    $  0.28    $ (0.18)
   Net realized and unrealized gain (loss) on investments             0.61       (0.10)       0.65       0.78      (0.97)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  0.81     $  0.03     $  0.89    $  1.06    $ (1.15)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.16)    $ (0.23)    $ (0.27)   $ (0.29)   $ (0.11)
   Net realized gain                                                    --          --          --         --      (0.22)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.16)    $ (0.23)    $ (0.27)   $ (0.29)   $ (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.65     $ (0.20)    $  0.62    $  0.77    $ (1.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.86     $ 10.21     $ 10.41    $  9.79    $  9.02
==========================================================================================================================
Total return*                                                         8.00%       0.34%       9.18%     11.89%    (10.66)%
Ratio of net expenses to average net assets+++                        1.43%       2.26%       0.82%      0.63%      7.26%
Ratio of net investment income to average net assets+++               1.88%       1.28%       2.36%      2.94%     (2.03)%
Portfolio turnover rate                                                 17%         20%         15%        13%        53%
Net assets, end of period (in thousands)                           $   141     $    65     $    72    $   119    $     9
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     1.43%       2.26%       0.82%      0.63%      7.26%
   Net investment income (loss)                                       1.88%       1.28%       2.36%      2.94%     (2.03)%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       1.43%       2.26%       0.82%      0.63%      7.26%
   Net investment income (loss)                                       1.88%       1.28%       2.36%      2.94%     (2.03)%
==========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

-------------------------------------------------------------------------------------------------------------------------
                                                                               Moderate Allocation Fund
                                                                ---------------------------------------------------------
                                                                Year        Year         Year       Year       Year
                                                                Ended       Ended        Ended      Ended      Ended
                                                                7/31/13     7/31/12      7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                            $  10.46    $  10.74     $   9.68   $   8.79   $  10.89
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                    $   0.21    $   0.18     $   0.17   $   0.16   $   0.27
   Net realized and unrealized gain (loss) on investments           1.27       (0.22)        1.07       1.00      (1.63)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   1.48    $  (0.04)    $   1.24   $   1.16   $  (1.36)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $  (0.22)   $  (0.24)    $  (0.18)  $  (0.27)  $  (0.13)
   Net realized gain                                                  --          --           --         --      (0.61)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                              $  (0.22)   $  (0.24)    $  (0.18)  $  (0.27)  $  (0.74)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   1.26    $  (0.28)    $   1.06   $   0.89   $  (2.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  11.72    $  10.46     $  10.74   $   9.68   $   8.79
=========================================================================================================================
Total return*                                                      14.32%      (0.27)%      12.91%     13.26%    (11.20)%
Ratio of net expenses to average net assets+++                      0.66%       0.72%        0.71%      0.73%      0.74%
Ratio of net investment income to average net assets+++             1.85%       1.75%        1.59%      1.70%      3.20%
Portfolio turnover rate                                                9%          9%          14%        10%        44%
Net assets, end of period (in thousands)                        $128,425    $118,833     $132,166   $125,354   $120,786
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                   0.66%       0.72%        0.71%      0.73%      0.76%
   Net investment income                                            1.85%       1.75%        1.59%      1.70%      3.18%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                     0.66%       0.72%        0.71%      0.73%      0.74%
   Net investment income                                            1.85%       1.75%        1.59%      1.70%      3.20%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 59

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Moderate Allocation Fund
                                                                   ------------------------------------------------------
                                                                   Year       Year        Year       Year       Year
                                                                   Ended      Ended       Ended      Ended      Ended
                                                                   7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $ 10.04    $ 10.26     $  9.25    $  8.41    $ 10.39
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.11    $  0.11     $  0.08    $  0.08    $  0.19
   Net realized and unrealized gain (loss) on investments             1.22      (0.22)       1.02       0.96      (1.53)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  1.33    $ (0.11)    $  1.10    $  1.04    $ (1.34)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.06)   $ (0.11)    $ (0.09)   $ (0.20)   $ (0.03)
   Net realized gain                                                    --         --          --         --      (0.61)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.06)   $ (0.11)    $ (0.09)   $ (0.20)   $ (0.64)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.27    $ (0.22)    $  1.01    $  0.84    $ (1.98)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.31    $ 10.04     $ 10.26    $  9.25    $  8.41
=========================================================================================================================
Total return*                                                        13.31%     (0.99)%     11.89%     12.39%    (11.81)%
Ratio of net expenses to average net assets+++                        1.52%      1.52%       1.52%      1.52%      1.52%
Ratio of net investment income to average net assets+++               1.06%      1.11%       0.83%      0.92%      2.44%
Portfolio turnover rate                                                  9%         9%         14%        10%        44%
Net assets, end of period (in thousands)                           $10,068    $16,072     $26,166    $33,115    $35,197
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     1.58%      1.60%       1.53%      1.56%      1.63%
   Net investment income                                              0.99%      1.03%       0.82%      0.88%      2.33%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       1.52%      1.52%       1.52%      1.52%      1.52%
   Net investment income                                              1.06%      1.11%       0.83%      0.92%      2.44%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Moderate Allocation Fund
                                                                   ------------------------------------------------------
                                                                   Year       Year        Year       Year       Year
                                                                   Ended      Ended       Ended      Ended      Ended
                                                                   7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.77    $ 10.07     $  9.10    $  8.29    $ 10.30
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.12    $  0.10     $  0.09    $  0.09    $  0.19
   Net realized and unrealized gain (loss) on investments             1.19      (0.22)       1.01       0.94      (1.53)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  1.31    $ (0.12)    $  1.10    $  1.03    $ (1.34)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.16)   $ (0.18)    $ (0.13)   $ (0.22)   $ (0.06)
   Net realized gain                                                    --         --          --         --      (0.61)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.16)   $ (0.18)    $ (0.13)   $ (0.22)   $ (0.67)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.15    $ (0.30)    $  0.97    $  0.81    $ (2.01)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.92    $  9.77     $ 10.07    $  9.10    $  8.29
=========================================================================================================================
Total return*                                                        13.56%     (1.08)%     12.12%     12.43%    (11.85)%
Ratio of net expenses to average net assets+++                        1.34%      1.41%       1.40%      1.44%      1.52%
Ratio of net investment income to average net assets+++               1.15%      1.06%       0.89%      0.98%      2.44%
Portfolio turnover rate                                                  9%         9%         14%        10%        44%
Net assets, end of period (in thousands)                           $64,989    $53,594     $52,059    $43,725    $37,513
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     1.34%      1.41%       1.40%      1.44%      1.52%
   Net investment income                                              1.15%      1.06%       0.89%      0.98%      2.44%
Ratios with waiver of fees and assumption of expenses by the
   Adviserand reduction for fees paid indirectly:
   Net expenses                                                       1.34%      1.41%       1.40%      1.44%      1.52%
   Net investment income                                              1.15%      1.06%       0.89%      0.98%      2.44%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 61

-----------------------------------------------------------------------------------------------------------------------
                                                                              Moderate Allocation Fund
                                                                -------------------------------------------------------
                                                                Year       Year          Year       Year      Year
                                                                Ended      Ended         Ended      Ended     Ended
                                                                7/31/13    7/31/12       7/31/11    7/31/10   7/31/09
-----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                            $ 10.58    $ 10.88       $  9.80    $  8.89   $ 10.94
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                    $  0.25    $  0.22       $  0.21    $  0.20   $  0.29
   Net realized and unrealized gain (loss) on investments          1.28      (0.23)         1.09       1.02     (1.55)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  1.53    $ (0.01)      $  1.30    $  1.22   $ (1.26)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $ (0.25)   $ (0.29)      $ (0.22)   $ (0.31)  $ (0.18)
   Net realized gain                                                 --         --            --         --     (0.61)
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                              $ (0.25)   $ (0.29)      $ (0.22)   $ (0.31)  $ (0.79)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  1.28    $ (0.30)      $  1.08    $  0.91   $ (2.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 11.86    $ 10.58       $ 10.88    $  9.80   $  8.89
=======================================================================================================================
Total return*                                                     14.68%      0.00%(b)     13.37%     13.75%   (10.09)%
Ratio of net expenses to average net assets+++                     0.36%      0.38%         0.32%      0.33%     0.33%
Ratio of net investment income to average net assets+++            2.26%      2.14%         2.00%      2.10%     3.59%
Portfolio turnover rate                                               9%         9%           14%        10%       44%
Net assets, end of period (in thousands)                        $ 4,134    $ 5,208       $ 8,069    $ 8,120   $ 8,015
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  0.36%      0.38%         0.32%      0.33%     0.33%
   Net investment income                                           2.26%      2.14%         2.00%      2.10%     3.59%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                    0.36%      0.38%         0.32%      0.33%     0.33%
   Net investment income                                           2.26%      2.14%         2.00%      2.10%     3.59%
=======================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b) Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Growth Allocation Fund
                                                                ---------------------------------------------------------
                                                                Year        Year         Year       Year       Year
                                                                Ended       Ended        Ended      Ended      Ended
                                                                7/31/13     7/31/12      7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                            $  10.75    $  11.09     $   9.77   $   8.74   $  11.50
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                    $   0.17    $   0.14     $   0.12   $   0.11   $   0.19
   Net realized and unrealized gain (loss) on investments           1.57       (0.29)        1.33       1.10      (2.14)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   1.74    $  (0.15)    $   1.45   $   1.21   $  (1.95)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $  (0.17)   $  (0.19)    $  (0.13)  $  (0.18)  $  (0.04)
   Net realized gain                                                  --          --           --         --      (0.77)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                              $  (0.17)   $  (0.19)    $  (0.13)  $  (0.18)  $  (0.81)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   1.57    $  (0.34)    $   1.32   $   1.03   $  (2.76)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  12.32    $  10.75     $  11.09   $   9.77   $   8.74
=========================================================================================================================
Total return*                                                      16.40%      (1.31)%      14.85%     13.90%    (15.49)%
Ratio of net expenses to average net assets+++                      0.69%       0.76%        0.76%      0.79%      0.79%
Ratio of net investment income to average net assets+++             1.50%       1.29%        1.11%      1.12%      2.24%
Portfolio turnover rate                                                6%          7%          12%        11%        49%
Net assets, end of period (in thousands)                        $149,586    $134,988     $140,979   $125,433   $111,447
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                   0.69%       0.76%        0.76%      0.80%      0.89%
   Net investment income                                            1.50%       1.29%        1.11%      1.11%      2.14%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                     0.69%       0.76%        0.76%      0.79%      0.79%
   Net investment income                                            1.50%       1.29%        1.11%      1.12%      2.24%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 63

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Growth Allocation Fund
                                                                  -------------------------------------------------------
                                                                  Year       Year        Year       Year       Year
                                                                  Ended      Ended       Ended      Ended      Ended
                                                                  7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  9.52    $  9.80     $  8.64    $  7.75    $  10.33
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.07    $  0.06     $  0.03    $  0.03    $   0.11
   Net realized and unrealized gain (loss) on investments            1.40      (0.26)       1.17       0.98       (1.92)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  1.47    $ (0.20)    $  1.20    $  1.01    $  (1.81)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.06)   $ (0.08)    $ (0.04)   $ (0.12)   $     --
   Net realized gain                                                   --         --          --         --       (0.77)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.06)   $ (0.08)    $ (0.04)   $ (0.12)   $  (0.77)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  1.41    $ (0.28)    $  1.16    $  0.89    $  (2.58)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.93    $  9.52     $  9.80    $  8.64    $   7.75
=========================================================================================================================
Total return*                                                       15.46%     (2.01)%     13.90%     13.03%     (16.05)%
Ratio of net expenses to average net assets+++                       1.57%      1.57%       1.57%      1.57%       1.57%
Ratio of net investment income to average net assets+++              0.68%      0.59%       0.35%      0.36%       1.47%
Portfolio turnover rate                                                 6%         7%         12%        11%         49%
Net assets, end of period (in thousands)                          $17,441    $24,941     $35,567    $39,902    $ 43,390
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.60%      1.66%       1.61%      1.66%       1.77%
   Net investment income                                             0.64%      0.50%       0.31%      0.27%       1.27%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                      1.57%      1.57%       1.57%      1.57%       1.57%
   Net investment income                                             0.68%      0.59%       0.35%      0.36%       1.47%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Growth Allocation Fund
                                                                  -------------------------------------------------------
                                                                  Year       Year        Year       Year       Year
                                                                  Ended      Ended       Ended      Ended      Ended
                                                                  7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 10.18    $ 10.50     $  9.26    $  8.30    $  10.99
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.09    $  0.06     $  0.04    $  0.04    $   0.11
   Net realized and unrealized gain (loss) on investments            1.48      (0.27)       1.26       1.04       (2.03)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  1.57    $ (0.21)    $  1.30    $  1.08    $  (1.92)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.10)   $ (0.11)    $ (0.06)   $ (0.12)   $     --
   Net realized gain                                                   --         --          --         --       (0.77)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.10)   $ (0.11)    $ (0.06)   $ (0.12)   $  (0.77)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  1.47    $ (0.32)    $  1.24    $  0.96    $  (2.69)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 11.65    $ 10.18     $ 10.50    $  9.26    $   8.30
=========================================================================================================================
Total return*                                                       15.58%     (1.91)%     14.10%     13.08%     (16.08)%
Ratio of net expenses to average net assets+++                       1.40%      1.46%       1.46%      1.51%       1.57%
Ratio of net investment income to average net assets+++              0.78%      0.59%       0.40%      0.40%       1.44%
Portfolio turnover rate                                                 6%         7%         12%        11%         49%
Net assets, end of period (in thousands)                          $53,032    $45,570     $48,586    $43,087    $ 36,602
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.40%      1.46%       1.46%      1.51%       1.60%
   Net investment income                                             0.78%      0.59%       0.40%      0.40%       1.40%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                      1.40%      1.46%       1.46%      1.51%       1.57%
   Net investment income                                             0.78%      0.59%       0.40%      0.40%       1.44%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 65

-------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                                   ------------------------------------------------------
                                                                   Year       Year        Year       Year       Year
                                                                   Ended      Ended       Ended      Ended      Ended
                                                                   7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $ 10.95    $ 11.45     $ 10.07    $  9.00    $ 11.64
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.20    $  0.17     $  0.17    $  0.15    $  0.20
   Net realized and unrealized gain (loss) on investments             1.61      (0.44)       1.37       1.14      (1.97)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  1.81    $ (0.27)    $  1.54    $  1.29    $ (1.77)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.20)   $ (0.23)    $ (0.16)   $ (0.22)   $ (0.10)
   Net realized gain                                                    --         --          --         --      (0.77)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.20)   $ (0.23)    $ (0.16)   $ (0.22)   $ (0.87)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  1.61    $ (0.50)    $  1.38    $  1.07    $ (2.64)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.56    $ 10.95     $ 11.45    $ 10.07    $  9.00
=========================================================================================================================
Total return*                                                        16.70%     (2.28)%     15.39%     14.33%    (13.68)%
Ratio of net expenses to average net assets+++                        0.44%      0.50%       0.36%      0.39%      0.39%
Ratio of net investment income to average net assets+++               1.71%      1.60%       1.58%      1.54%      2.44%
Portfolio turnover rate                                                  6%         7%         12%        11%        49%
Net assets, end of period (in thousands)                           $ 1,314    $ 2,012     $ 1,947    $ 2,508    $ 1,614
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                     0.44%      0.50%       0.36%      0.39%      0.39%
   Net investment income                                              1.71%      1.60%       1.58%      1.54%      2.44%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                       0.44%      0.50%       0.36%      0.39%      0.39%
   Net investment income                                              1.71%      1.60%       1.58%      1.54%      2.44%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

-------------------------------------------------------------------------------------------------------------------------
                                                                               Aggressive Allocation Fund
                                                                  -------------------------------------------------------
                                                                  Year       Year        Year       Year       Year
                                                                  Ended      Ended       Ended      Ended      Ended
                                                                  7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $ 10.60    $ 11.07     $  9.56    $  8.45    $  11.85
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.11    $  0.08     $  0.06    $  0.04    $   0.09
   Net realized and unrealized gain (loss) on investments            1.87      (0.42)       1.51       1.16       (2.54)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  1.98    $ (0.34)    $  1.57    $  1.20    $  (2.45)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.11)   $ (0.13)    $ (0.06)   $ (0.09)   $     --
   Net realized gain                                                   --         --          --         --       (0.95)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.11)   $ (0.13)    $ (0.06)   $ (0.09)   $  (0.95)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  1.87    $ (0.47)    $  1.51    $  1.11    $  (3.40)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 12.47    $ 10.60     $ 11.07    $  9.56    $   8.45
=========================================================================================================================
Total return*                                                       18.86%     (3.06)%     16.42%     14.16%     (19.05)%
Ratio of net expenses to average net assets+++                       0.82%      0.85%       0.85%      0.85%       0.85%
Ratio of net investment income to average net assets+++              0.99%      0.76%       0.52%      0.44%       1.07%
Portfolio turnover rate                                                 6%         7%         11%        12%         55%
Net assets, end of period (in thousands)                          $90,921    $82,940     $92,878    $85,488    $ 79,480
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.82%      0.87%       0.85%      0.88%       1.01%
   Net investment income                                             0.99%      0.74%       0.52%      0.41%       0.91%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                      0.82%      0.85%       0.85%      0.85%       0.85%
   Net investment income                                             0.99%      0.76%       0.52%      0.44%       1.07%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 67

-----------------------------------------------------------------------------------------------------------------------
                                                                             Aggressive Allocation Fund
                                                               --------------------------------------------------------
                                                               Year        Year       Year        Year       Year
                                                               Ended       Ended      Ended       Ended      Ended
                                                               7/31/13     7/31/12    7/31/11     7/31/10    7/31/09
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $   9.95    $ 10.35    $   8.96    $  7.93    $  11.29
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $   0.03    $  0.01    $  (0.02)   $ (0.03)   $   0.02
   Net realized and unrealized gain (loss) on investments          1.74      (0.40)       1.41       1.08       (2.43)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   1.77    $ (0.39)   $   1.39    $  1.05    $  (2.41)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $     --    $ (0.01)   $     --    $ (0.02)   $     --
   Net realized gain                                                 --         --          --         --       (0.95)
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $     --    $ (0.01)   $     --    $ (0.02)   $  (0.95)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   1.77    $ (0.40)   $   1.39    $  1.03    $  (3.36)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  11.72    $  9.95    $  10.35    $  8.96    $   7.93
=======================================================================================================================
Total return*                                                     17.79%     (3.72)%     15.51%     13.22%     (19.69)%
Ratio of net expenses to average net assets+++                     1.64%      1.64%       1.64%      1.64%       1.64%
Ratio of net investment income to average net assets+++            0.25%      0.05%      (0.21)%    (0.33)%      0.28%
Portfolio turnover rate                                               6%         7%         11%        12%         55%
Net assets, end of period (in thousands)                       $  8,495    $12,074    $ 17,642    $19,256    $ 20,884
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  1.73%      1.77%       1.71%      1.76%       1.89%
   Net investment income (loss)                                    0.16%     (0.08)%     (0.28)%    (0.45)%      0.04%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                    1.64%      1.64%       1.64%      1.64%       1.64%
   Net investment income (loss)                                    0.25%      0.05%      (0.21)%    (0.33)%      0.28%
=======================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

----------------------------------------------------------------------------------------------------------------------
                                                                            Aggressive Allocation Fund
                                                               -------------------------------------------------------
                                                               Year      Year        Year        Year       Year
                                                               Ended     Ended       Ended       Ended      Ended
                                                               7/31/13   7/31/12     7/31/11     7/31/10    7/31/09
----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $ 10.07   $ 10.50     $   9.08    $  8.04    $  11.43
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.03      0.00(b)  $  (0.01)   $ (0.03)   $   0.02
   Net realized and unrealized gain (loss) on investments         1.77     (0.38)        1.43       1.10       (2.46)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  1.80   $ (0.38)    $   1.42    $  1.07    $  (2.44)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.04)  $ (0.05)    $     --    $ (0.03)   $     --
   Net realized gain                                                --        --           --         --       (0.95)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.04)  $ (0.05)    $     --    $ (0.03)   $  (0.95)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  1.76   $ (0.43)    $   1.42    $  1.04    $  (3.39)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 11.83   $ 10.07     $  10.50    $  9.08    $   8.04
======================================================================================================================
Total return*                                                    17.97%    (3.61)%      15.64%     13.25%     (19.71)%
Ratio of net expenses to average net assets+++                    1.51%     1.56%        1.55%      1.58%       1.64%
Ratio of net investment income to average net assets+++           0.31%     0.01%       (0.14)%    (0.31)%      0.27%
Portfolio turnover rate                                              6%        7%          11%        12%         55%
Net assets, end of period (in thousands)                       $19,582   $17,317     $ 18,899    $18,161    $ 17,171
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                 1.51%     1.56%        1.55%      1.58%       1.70%
   Net investment income (loss)                                   0.31%     0.01%       (0.14)%    (0.31)%      0.21%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                   1.51%     1.56%        1.55%      1.58%       1.64%
   Net investment income (loss)                                   0.31%     0.01%       (0.14)%    (0.31)%      0.27%
======================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b) Amount rounds to less than $0.01.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 69

-------------------------------------------------------------------------------------------------------------------------
                                                                               Aggressive Allocation Fund
                                                                  -------------------------------------------------------
                                                                  Year       Year        Year       Year       Year
                                                                  Ended      Ended       Ended      Ended      Ended
                                                                  7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $ 10.65    $ 11.24     $  9.67    $  8.55    $  12.02
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.22    $  0.12     $  0.11    $  0.08    $   0.13
   Net realized and unrealized gain (loss) on investments            1.77      (0.55)       1.56       1.16       (2.65)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  1.99    $ (0.43)    $  1.67    $  1.24    $  (2.52)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.15)   $ (0.16)    $ (0.10)   $ (0.12)   $     --
   Net realized gain                                                   --         --          --         --       (0.95)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.15)   $ (0.16)    $ (0.10)   $ (0.12)   $  (0.95)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  1.84    $ (0.59)    $  1.57    $  1.12    $  (3.47)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 12.49    $ 10.65     $ 11.24    $  9.67    $   8.55
=========================================================================================================================
Total return*                                                       18.87%     (3.76)%     17.32%     14.49%     (19.35)%
Ratio of net expenses to average net assets+++                       0.67%      0.55%       0.46%      0.42%       0.43%
Ratio of net investment income to average net assets+++              1.89%      1.11%       0.99%      0.88%       1.58%
Portfolio turnover rate                                                 6%         7%         11%        12%         55%
Net assets, end of period (in thousands)                          $   489    $ 1,189     $ 1,311    $ 1,868    $  1,627
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.67%      0.55%       0.46%      0.42%       0.43%
   Net investment income                                             1.89%      1.11%       0.99%      0.88%       1.58%
Ratios with waiver of fees and assumption of expenses by the
   Adviser and reduction for fees paid indirectly:
   Net expenses                                                      0.67%      0.55%       0.46%      0.42%       0.43%
   Net investment income                                             1.89%      1.11%       0.99%      0.88%       1.58%
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

70 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Notes to Financial Statements | 7/31/13

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 71 voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    To obtain information on the investment policies of an underlying affiliated fund, please refer to that fund's individual prospectus.

B.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income tax is required. As of July 31, 2013, the Fund did not have any interest and penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

72 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The Conservative Fund, Moderate Fund, Growth Fund and Aggressive Fund have net capital loss carryforwards of $2,788,108, $32,484,474, $42,274,920 and
    $30,672,473, respectively, of which the following amounts will expire in between 2018 and 2019 if not utilized:

--------------------------------------------------------------------------------
               Conservative      Moderate           Growth           Aggressive
               Fund              Fund               Fund             Fund
--------------------------------------------------------------------------------
2018           $2,788,108        $30,598,239        $37,717,045      $29,213,192
2019                   --          1,886,235          4,557,875        1,459,281
--------------------------------------------------------------------------------
               $2,788,108        $32,484,474        $42,274,920      $30,672,473
--------------------------------------------------------------------------------

    At July 31, 2013, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

--------------------------------------------------------------------------------
                                          Undistributed Net        Accumulated
                        Paid in           Investment               Realized
Fund                    Capital           Income                   Gain (Loss)
--------------------------------------------------------------------------------
Conservative Fund       $ (4)             $ 21,291                 $ (21,287)
Moderate Fund             --               105,281                  (105,281)
Growth Fund               --               148,245                  (148,245)
Aggressive Fund            1                84,265                   (84,266)

    The tax character of distributions paid during the year ended July 31, 2013 was as follows:

--------------------------------------------------------------------------------
                            Ordinary             Long-Term
Fund                        Income               Capital Gains      Total
--------------------------------------------------------------------------------
Conservative Fund           $1,276,850           $  --              $1,276,850
Moderate Fund                3,416,192              --               3,416,192
Growth Fund                  2,716,083              --               2,716,083
Aggressive Fund                934,735              --                 934,735

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 73

    The tax character of distributions paid during the year ended July 31, 2012 was as follows:

--------------------------------------------------------------------------------
                            Ordinary             Long-Term
Fund                        Income               Capital Gains      Total
--------------------------------------------------------------------------------
Conservative Fund           $1,629,458           $  --              $1,629,458
Moderate Fund                4,066,485              --               4,066,485
Growth Fund                  3,135,805              --               3,135,805
Aggressive Fund              1,149,532              --               1,149,532

    The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2013:

--------------------------------------------------------------------------------
                                                    Other         Net
                    Undistributed                   Book/Tax      Unrealized
                    Ordinary        Capital Loss    Temporary     Appreciation
Fund                Income          Carryforward    Differences   (Depreciation)
--------------------------------------------------------------------------------
Conservative Fund   $1,170,281      $ (2,788,108)   $  --         $ 7,143,265
Moderate Fund        3,297,033       (32,484,474)      --          37,467,104
Growth Fund          2,828,375       (42,274,920)      --          47,883,267
Aggressive Fund      1,041,682       (30,672,473)      --          30,326,872

    The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the year ended July 31, 2013:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $16,485
Moderate Fund                                                            $42,874
Growth Fund                                                              $52,482
Aggressive Fund                                                          $34,407

74 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

E.  Risks

    Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to              0.13% on investments in underlying funds managed by
$2.5 billion                 Pioneer (and cash); and 0.17% on other investments

On the next $1.5 billion     0.11% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.14% on other investments

On the next $1.5 billion     0.10% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.12% on other investments

On the next $1.5 billion     0.08% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.10% on other investments

Over $7 billion              0.08% on investments in underlying funds managed by
                             Pioneer (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the year ended July 31, 2013, the effective management fee for

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 75 each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the year ended July 31, 2013 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, Inc. (Ibbotson). PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson as compensation for its services to the Funds.

In addition, under the PIM's management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at July 31, 2013:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $10,948
Moderate Fund                                                            $31,559
Growth Fund                                                              $33,724
Aggressive Fund                                                          $19,258

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2014. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                         Class A             Class B             Class C
--------------------------------------------------------------------------------
Conservative Fund             0.78%               1.68%               1.68%
Moderate Fund                 0.74%               1.52%               1.52%
Growth Fund                   0.79%               1.57%               1.57%
Aggressive Fund               0.85%               1.64%               1.64%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2013:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $12,393
Moderate Fund                                                            $39,138
Growth Fund                                                              $44,936
Aggressive Fund                                                          $25,115

76 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at July 31, 2013.

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $32,112
Moderate Fund                                                            $98,521
Growth Fund                                                              $99,752
Aggressive Fund                                                          $46,753

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the year ended July 31, 2013, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 3,795
Moderate Fund                                                            $ 7,665
Growth Fund                                                              $14,536
Aggressive Fund                                                          $ 6,560

5. Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 77

Pioneer Ibbotson Conservative Allocation Fund

------------------------------------------------------------------------------------------------
                                          Beginning    Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)   Shares       Shares         Shares         Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         1,232,963     416,319         (100,639)      1,548,643
Pioneer Core Equity Fund *                  122,519       6,212          (29,870)^        98,861
Pioneer Disciplined Growth Fund *           127,353       4,197          (85,643)^        45,907
Pioneer Disciplined Value Fund *            241,476      61,739         (190,014)^       113,201
Pioneer Dynamic Credit Fund                 260,971      27,303          (18,553)        269,721
Pioneer Emerging Markets Fund                25,329       4,432           (2,186)         27,575
Pioneer Equity Income Fund                   29,515       1,008           (9,213)         21,310
Pioneer Floating Rate Fund                   91,392      10,165           (5,389)         96,168
Pioneer Fund                                 51,083      13,932          (10,483)         54,532
Pioneer Fundamental Growth Fund              98,410       6,481          (13,634)         91,257
Pioneer Global Aggregate Bond Fund          111,467      15,765           (6,327)        120,905
Pioneer Global Equity Fund                  249,168      21,128          (31,386)        238,910
Pioneer Global High Yield Fund              389,879      43,172          (30,086)        402,965
Pioneer High Yield Fund                     248,164      18,901          (21,926)        245,139
Pioneer International Value Fund            205,544      73,015          (21,755)        256,804
Pioneer Mid Cap Value Fund                   58,110       2,974           (8,009)         53,075
Pioneer Multi-Asset Ultrashort
    Income Fund                              62,498       7,296           (3,449)         66,345
Pioneer Oak Ridge Small Cap
    Growth Fund                                  --      17,226               --          17,226
Pioneer Real Estate Shares                   18,643       9,369           (2,654)         25,358
Pioneer Select Mid Cap Growth Fund *         54,020       4,637          (34,194)^        24,463
Pioneer Short Term Income Fund            1,331,421      90,011         (338,499)      1,082,933
Pioneer Strategic Income Fund               443,966     174,714          (29,464)        589,216

------------------------------------------------------------------------------------------------
                                          Realized     Capital Gain   Dividend       Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)  Distributions  Income         Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $ 74,365     $     --       $  525,476     $14,805,024
Pioneer Core Equity Fund                    59,346           --           17,485       1,417,667
Pioneer Disciplined Growth Fund            163,118       96,048           10,185         676,665
Pioneer Disciplined Value Fund             175,412      105,454           89,669       2,350,063
Pioneer Dynamic Credit Fund                  3,180           --          148,423       2,656,747
Pioneer Emerging Markets Fund               (3,348)       2,712            6,668         654,901
Pioneer Equity Income Fund                  51,129           --           24,470         710,249
Pioneer Floating Rate Fund                     656           --           31,371         670,293
Pioneer Fund                               (22,227)     443,238           29,281       2,133,294
Pioneer Fundamental Growth Fund             64,052       10,411            9,588       1,412,661
Pioneer Global Aggregate Bond Fund             991       10,897           45,215       1,327,531
Pioneer Global Equity Fund                  59,676           --           55,232       2,778,521
Pioneer Global High Yield Fund              15,249           --          287,132       3,981,293
Pioneer High Yield Fund                     14,893           --          142,451       2,662,214
Pioneer International Value Fund            24,089           --           98,734       5,382,618
Pioneer Mid Cap Value Fund                  11,673           --           15,804       1,459,570
Pioneer Multi-Asset Ultrashort
    Income Fund                                 223          --           10,105         667,433
Pioneer Oak Ridge Small Cap
    Growth Fund                                  --          --               --         635,122
Pioneer Real Estate Shares                    3,329          --           15,593         658,542
Pioneer Select Mid Cap Growth Fund          201,107      66,069               --         921,515
Pioneer Short Term Income Fund              (10,404)         --          335,188      10,450,302
Pioneer Strategic Income Fund                11,194          --          266,272       6,487,267
                                          ---------    --------       ----------     -----------
                                          $ 897,703    $734,829       $2,164,342     $64,899,492
                                          =========    ========       ==========     ===========

* The Fund was involved in a reorganization on June 7, 2013, please see the Fund's prospectus for additional information.

^   Includes share adjustments related to the reorganization.

78 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------------------------
                                          Beginning    Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)   Shares       Shares         Shares         Shares
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         2,354,173       153,779       (126,337)        2,381,615
Pioneer Core Equity Fund *                  398,069            --        (79,515)^         318,554
Pioneer Disciplined Growth Fund *           739,321            --       (493,441)^         245,880
Pioneer Disciplined Value Fund *          1,286,492        72,955       (731,620)^         627,827
Pioneer Dynamic Credit Fund                 520,922        66,210             --           587,132
Pioneer Emerging Markets Fund               293,382        18,997           (738)          311,641
Pioneer Equity Income Fund                  174,594            --        (32,747)          141,847
Pioneer Fund                                243,002            --        (62,883)          180,119
Pioneer Fundamental Growth Fund             585,548            --       (125,741)          459,807
Pioneer Global Aggregate Bond Fund          266,852        61,727             --           328,579
Pioneer Global Equity Fund                1,479,826        77,464         (4,721)        1,552,569
Pioneer Global High Yield Fund              779,217       149,012         (3,392)          924,837
Pioneer High Yield Fund                     419,072        16,214        (38,566)          396,720
Pioneer International Value Fund            914,157       272,113             --         1,186,270
Pioneer Mid Cap Value Fund                  517,071        44,768        (27,979)          533,860
Pioneer Multi-Asset Ultrashort
    Income Fund                             141,624        40,506             --           182,130
Pioneer Oak Ridge Small Cap
    Growth Fund                             202,273        56,117         (7,400)          250,990
Pioneer Real Estate Shares                  126,821        49,171             --           175,992
Pioneer Select Mid Cap Growth Fund *        417,940            --       (172,145)^         245,795
Pioneer Short Term Income Fund            2,419,243           883       (176,893)        2,243,233
Pioneer Strategic Income Fund               405,682       151,875             --           557,557

--------------------------------------------------------------------------------------------------
                                          Realized     Capital Gain   Dividend       Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)  Distributions  Income         Value
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $    95,308  $        --    $  893,408     $  22,768,238
Pioneer Core Equity Fund                       86,654           --        54,530         4,568,064
Pioneer Disciplined Growth Fund               903,512      534,893        53,126         3,624,266
Pioneer Disciplined Value Fund                477,454      624,289       460,799        13,033,686
Pioneer Dynamic Credit Fund                        --           --       308,411         5,783,250
Pioneer Emerging Markets Fund                  (3,515)      30,800        76,258         7,401,474
Pioneer Equity Income Fund                     45,139           --       161,511         4,727,765
Pioneer Fund                                  194,139    1,821,286       106,990         7,046,239
Pioneer Fundamental Growth Fund               644,057       54,019        48,579         7,117,807
Pioneer Global Aggregate Bond Fund                 --       26,542       117,525         3,607,802
Pioneer Global Equity Fund                      6,381           --       318,119        18,056,376
Pioneer Global High Yield Fund                 (2,673)          --       627,547         9,137,388
Pioneer High Yield Fund                        10,332           --       233,981         4,308,375
Pioneer International Value Fund                   --           --       410,482        24,864,225
Pioneer Mid Cap Value Fund                     18,725           --       143,504        14,681,144
Pioneer Multi-Asset Ultrashort
    Income Fund                                    --           --        25,203         1,832,227
Pioneer Oak Ridge Small Cap
    Growth Fund                                (9,847)     177,513            --         9,254,015
Pioneer Real Estate Shares                         --           --        94,301         4,570,507
Pioneer Select Mid Cap Growth Fund            723,055      409,738            --         9,259,096
Pioneer Short Term Income Fund                 (3,634)          --       620,526        21,647,196
Pioneer Strategic Income Fund                      --           --       253,486         6,138,707
                                          -----------  -----------    ----------     -------------
                                          $ 3,679,080  $ 3,185,087    $5,008,286     $ 203,427,847
                                          ===========  ===========    ==========     =============

* The Fund was involved in a reorganization on June 7, 2013, please see the Fund's prospectus for additional information.

^   Includes share adjustments related to the reorganization.


           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 79

Pioneer Ibbotson Growth Allocation Fund

------------------------------------------------------------------------------------------------
                                          Beginning    Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)   Shares       Shares         Shares         Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                          2,062,995         170,513       (4,345)     2,229,163
Pioneer Core Equity Fund *                   647,219              --     (125,345)^      521,874
Pioneer Disciplined Growth Fund *            967,921              --     (604,110)^      363,811
Pioneer Disciplined Value Fund *           1,639,723           7,571     (866,823)^      780,471
Pioneer Dynamic Credit Fund                       --          35,382           --         35,382
Pioneer Emerging Markets Fund                442,066          33,484           --        475,550
Pioneer Equity Income Fund                   283,723              --      (48,730)       234,993
Pioneer Fund                                 252,530              --      (46,872)       205,658
Pioneer Fundamental Growth Fund              869,642              --     (291,121)       578,521
Pioneer Global Aggregate Bond Fund           307,375          35,845           --        343,220
Pioneer Global Equity Fund                 1,752,987         142,876           --      1,895,863
Pioneer Global High Yield Fund               444,668             621      (14,649)       430,640
Pioneer High Yield Fund                      177,204          13,657           --        190,861
Pioneer International Value Fund           1,323,293         173,343           --      1,496,636
Pioneer Mid Cap Value Fund                   649,261           1,261      (17,630)       632,892
Pioneer Oak Ridge Large Cap
    Growth Fund                                  597              --           --            597
Pioneer Oak Ridge Small Cap
    Growth Fund                              213,778          39,354       (3,674)       249,458
Pioneer Real Estate Shares                   232,851          56,739           --        289,590
Pioneer Select Mid Cap Growth Fund *         578,659          14,948     (216,242)^      377,365
Pioneer Short Term Income Fund             1,768,363          12,956      (75,577)     1,705,742
Pioneer Strategic Income Fund                409,289         182,722           --        592,011

------------------------------------------------------------------------------------------------
                                          Realized      Capital Gain    Dividend     Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)   Distributions   Income       Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $    3,062    $       --     $  829,826   $ 21,310,800
Pioneer Core Equity Fund                     124,612            --         89,121      7,483,672
Pioneer Disciplined Growth Fund              900,329       762,723         75,133      5,362,579
Pioneer Disciplined Value Fund               500,748       769,458        559,822     16,202,568
Pioneer Dynamic Credit Fund                       --            --          3,224        348,514
Pioneer Emerging Markets Fund                     --        46,496        116,896     11,294,303
Pioneer Equity Income Fund                   (16,863)           --        265,919      7,832,301
Pioneer Fund                                (116,882)    2,139,931        121,706      8,045,339
Pioneer Fundamental Growth Fund            1,485,851        74,840         65,734      8,955,509
Pioneer Global Aggregate Bond Fund                --        29,948        128,292      3,768,553
Pioneer Global Equity Fund                        --            --        381,792     22,048,889
Pioneer Global High Yield Fund                36,100            --        317,775      4,254,728
Pioneer High Yield Fund                           --            --        104,554      2,072,752
Pioneer International Value Fund                  --            --        567,159     31,369,491
Pioneer Mid Cap Value Fund                   (30,639)           --        171,831     17,404,527
Pioneer Oak Ridge Large Cap
    Growth Fund                                   --            --             --          9,627
Pioneer Oak Ridge Small Cap
    Growth Fund                               (8,972)      189,680             --      9,197,515
Pioneer Real Estate Shares                        --            --        161,846      7,520,639
Pioneer Select Mid Cap Growth Fund           924,286       616,375             --     14,215,336
Pioneer Short Term Income Fund                (1,012)           --        464,052     16,460,406
Pioneer Strategic Income Fund                     --            --        274,361      6,518,044
                                          ----------    ----------     ----------   ------------
                                          $3,800,620    $4,629,451     $4,699,043   $221,676,092
                                          ==========    ==========     ==========   ============

* The Fund was involved in a reorganization on June 7, 2013, please see the Fund's prospectus for additional information.

^   Includes share adjustments related to the reorganization.

80 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Pioneer Ibbotson Aggressive Allocation Fund

---------------------------------------------------------------------------------------------------
                                          Beginning     Acquisitions    Dispositions    Ending
Underlying Funds (Affiliated) (Class Y)   Shares        Shares          Shares          Shares
---------------------------------------------------------------------------------------------------
Pioneer Bond Fund                           741,519          1,368         (31,128)         711,759
Pioneer Core Equity Fund *                  307,413          2,325         (41,208)^         268,530
Pioneer Disciplined Growth Fund *           477,390          9,886        (284,971)^         202,305
Pioneer Disciplined Value Fund *            894,773          9,864        (519,983)^         384,654
Pioneer Emerging Markets Fund               323,695         20,704              --          344,399
Pioneer Equity Income Fund                  160,219             --         (38,611)         121,608
Pioneer Fund                                150,102             --         (43,657)         106,445
Pioneer Fundamental Growth Fund             464,276             --        (188,655)         275,621
Pioneer Global Equity Fund                1,137,125         38,891          (9,377)       1,166,639
Pioneer International Value Fund          1,026,973         81,024          (1,043)       1,106,954
Pioneer Mid Cap Value Fund                  536,100             --         (66,343)         469,757
Pioneer Oak Ridge Small Cap
    Growth Fund                             157,040         34,263          (6,539)         184,764
Pioneer Real Estate Shares                  184,210         23,991              --          208,201
Pioneer Select Mid Cap Growth Fund *        397,785         11,371        (169,416)^        239,740
Pioneer Short Term Income Fund              225,815        111,630              --          337,445
Pioneer Strategic Income Fund               217,619         70,955          (6,343)         282,231

---------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain   Dividend      Ending
Underlying Funds (Affiliated) (Class Y)    Gain (Loss)    Distributions  Income        Value
---------------------------------------------------------------------------------------------------
Pioneer Bond Fund                          $   33,291     $        --    $  278,801    $  6,804,417
Pioneer Core Equity Fund                       21,495              --        44,799       3,850,720
Pioneer Disciplined Growth Fund               608,403         388,714        38,260       2,981,983
Pioneer Disciplined Value Fund                377,958         375,733       289,492       7,985,411
Pioneer Emerging Markets Fund                      --          34,024        85,518       8,179,467
Pioneer Equity Income Fund                     81,232              --       142,257       4,053,180
Pioneer Fund                                  (21,868)      1,190,414        66,354       4,164,138
Pioneer Fundamental Growth Fund               957,841          37,586        32,940       4,266,615
Pioneer Global Equity Fund                     12,533              --       242,660      13,568,011
Pioneer International Value Fund                  930              --       431,060      23,201,758
Pioneer Mid Cap Value Fund                   (116,211)             --       137,719      12,918,306
Pioneer Oak Ridge Small Cap
    Growth Fund                               (11,375)        137,935            --       6,812,237
Pioneer Real Estate Shares                         --              --       120,971       5,406,978
Pioneer Select Mid Cap Growth Fund            783,228         460,247            --       9,031,022
Pioneer Short Term Income Fund                     --              --        77,137       3,256,345
Pioneer Strategic Income Fund                   1,278              --       131,622       3,107,358
                                           ----------     -----------    ----------    ------------
                                           $2,728,735     $ 2,624,653    $2,119,590    $119,587,946
                                           ==========     ===========    ==========    ============

* The Fund was involved in a reorganization on June 7, 2013, please see the Fund's prospectus for additional information.

^   Includes share adjustments related to the reorganization.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund, the "Funds"), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
September 24, 2013

82 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
Ibbotson Associates, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and Officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 52 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 83

Independent Trustees

-----------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                     Other Directorships
Position Held with the Fund  Length of Service      Principal Occupation            Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (62)         Trustee since 2006.    Chairman and Chief Executive    Director, Broadridge Financial
Chairman of the Board        Serves until a         Officer, Quadriserv, Inc.       Solutions, Inc. (investor
and Trustee                  successor trustee is   (technology products for        communications and securities
                             elected or earlier     securities lending industry)    processing provider for financial
                             retirement or          (2008 - present); private       services industry) (2009 - present);
                             removal.               investor (2004 - 2008); and     Director, Quadriserv, Inc. (2005 -
                                                    Senior Executive Vice           present); and Commissioner, New
                                                    President, The Bank of New      Jersey State Civil Service
                                                    York (financial and securities  Commission (2011 - present)
                                                    services) (1986 - 2004)
-----------------------------------------------------------------------------------------------------------------------------
David R. Bock (69)           Trustee since 2005.    Managing Partner, Federal City  Director of Enterprise Community
Trustee                      Serves until a         Capital Advisors (corporate     Investment, Inc. (privately-held
                             successor trustee is   advisory services company)      affordable housing finance company)
                             elected or earlier     (1997 - 2004 and 2008 -         (1985 - 2010); Director of Oxford
                             retirement or          present); Interim Chief         Analytica, Inc. (2008 - present);
                             removal.               Executive Officer, Oxford       Director of The Swiss Helvetia Fund,
                                                    Analytica, Inc. (privately      Inc. (closed-end fund) (2010 -
                                                    held research and consulting    present); and Director of New York
                                                    company) (2010); Executive      Mortgage Trust (publicly traded
                                                    Vice President and Chief        mortgage REIT) (2004 - 2009, 2012 -
                                                    Financial Officer, I-trax,      present)
                                                    Inc. (publicly traded health
                                                    care services company) (2004 -
                                                    2007); and Executive Vice
                                                    President and Chief Financial
                                                    Officer, Pedestal Inc.
                                                    (internet-based mortgage
                                                    trading company) (2000 - 2002)
-----------------------------------------------------------------------------------------------------------------------------

84 Pioneer Ibbotson Asset Allocation Series |Annual Report|7/31/13

-----------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                          Other Directorships
Position Held with the Fund  Length of Service       Principal Occupation                Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (68)    Trustee since 2008.     William Joseph Maier Professor of   Trustee, Mellon
Trustee                      Serves until a          Political Economy, Harvard          Institutional Funds
                             successor trustee is    University (1972 - present)         Investment Trust and
                             elected or earlier                                          Mellon Institutional
                             retirement or removal.                                      Funds Master Portfolio
                                                                                         (oversaw 17 portfolios
                                                                                         in fund complex)
                                                                                         (1989-2008)
-----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (66)    Trustee since 2004.     Founding Director, Vice President   None
Trustee                      Serves until a          and Corporate Secretary, The
                             successor trustee is    Winthrop Group, Inc. (consulting
                             elected or earlier      firm) (1982-present); Desautels
                             retirement or removal.  Faculty of Management, McGill
                                                     University (1999 - present); and
                                                     Manager of Research Operations and
                                                     Organizational Learning, Xerox
                                                     PARC, Xerox's advance research
                                                     center (1990-1994)
-----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (65)     Trustee since 2004.     President and Chief Executive       Director of New America
Trustee                      Serves until a          Officer, Newbury, Piret & Company,  High Income Fund, Inc.
                             successor trustee is    Inc. (investment banking firm)      (closed-end investment
                             elected or earlier      (1981 - present)                    company) (2004 -
                             retirement or removal.                                      present); and member,
                                                                                         Board of Governors,
                                                                                         Investment Company
                                                                                         Institute (2000 - 2006)
-----------------------------------------------------------------------------------------------------------------------------
Stephen K. West (84)         Trustee since 2004.     Senior Counsel, Sullivan &          Director, The Swiss
Trustee                      Serves until a          Cromwell LLP (law firm) (1998 -     Helvetia Fund, Inc.
                             successor trustee is    present); and Partner, Sullivan &   (closed-end investment
                             elected or earlier      Cromwell LLP (prior to 1998)        company); and Director,
                             retirement or removal.                                      Invesco, Ltd. (formerly
                                                                                         AMVESCAP, PLC)
                                                                                         (investment manager)
                                                                                         (1997-2005)
-----------------------------------------------------------------------------------------------------------------------------

              Pioneer Ibbotson Asset Allocation Series |Annual Report|7/31/13 85

Interested Trustees

-----------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                  Other Directorships
Position Held with the Fund     Length of Service        Principal Occupation                       Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (87)*        Trustee since 2004.      Non-Executive Chairman and a director of   None
Trustee, President and Chief    Serves until a           Pioneer Investment Management USA Inc.
Executive Officer of the Fund   successor trustee is     ("PIM-USA"); Chairman and a director of
                                elected or earlier       Pioneer; Chairman and Director of
                                retirement or removal.   Pioneer Institutional Asset Management,
                                                         Inc. (since 2006); Director of Pioneer
                                                         Alternative Investment Management
                                                         Limited (Dublin) (until October 2011);
                                                         President and a director of Pioneer
                                                         Alternative Investment Management
                                                         (Bermuda) Limited and affiliated funds;
                                                         Deputy Chairman and a director of
                                                         Pioneer Global Asset Management S.p.A.
                                                         ("PGAM") (until April 2010); Director of
                                                         Nano-C, Inc. (since 2003); Director of
                                                         Cole Management Inc. (2004 - 2011);
                                                         Director of Fiduciary Counseling, Inc.
                                                         (until December 2011); President of all
                                                         of the Pioneer Funds; and Retired
                                                         Partner, Wilmer Cutler Pickering Hale
                                                         and Dorr LLP
-----------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (54)*       Trustee since 2007.      Director, CEO and President of PIM-USA     None
Trustee and Executive           Serves until a           (since February 2007); Director and
Vice President                  successor trustee is     President of Pioneer and Pioneer
                                elected or earlier       Institutional Asset Management, Inc.
                                retirement or removal.   (since February 2007); Executive Vice
                                                         President of all of the Pioneer Funds
                                                         (since March 2007); Director of PGAM
                                                         (2007 - 2010); Head of New Europe
                                                         Division, PGAM (2000 - 2005); Head of
                                                         New Markets Division, PGAM (2005 - 2007)
-----------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

86 Pioneer Ibbotson Asset Allocation Series |Annual Report|7/31/13

Fund Officers

-----------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                          Other Directorships
Position Held with the Fund  Length of Service       Principal Occupation                Held by Officer
-----------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (48)   Since 2010. Serves at   Vice President and Associate        None
Secretary                    the discretion of the   General Counsel of Pioneer since
                             Board.                  January 2008 and Secretary of all
                                                     of the Pioneer Funds since June
                                                     2010; Assistant Secretary of all
                                                     of the Pioneer Funds from
                                                     September 2003 to May 2010; and
                                                     Vice President and Senior Counsel
                                                     of Pioneer from July 2002 to
                                                     December 2007
-----------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (52)       Since 2010. Serves at   Fund Governance Director of         None
Assistant Secretary          the discretion of the   Pioneer since December 2006 and
                             Board.                  Assistant Secretary of all the
                                                     Pioneer Funds since June 2010;
                                                     Manager - Fund Governance of
                                                     Pioneer from December 2003 to
                                                     November 2006; and Senior
                                                     Paralegal of Pioneer from January
                                                     2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (50)            Since 2010. Serves at   Counsel of Pioneer since June 2007  None
Assistant Secretary          the discretion of the   and Assistant Secretary of all the
                             Board.                  Pioneer Funds since June 2010; and
                                                     Vice President and Counsel at
                                                     State Street Bank from October
                                                     2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (53)         Since 2008. Serves at   Vice President - Fund Treasury of   None
Treasurer and Chief          the discretion of the   Pioneer; Treasurer of all of the
Financial and                Board.                  Pioneer Funds since March 2008;
Accounting Officer of                                Deputy Treasurer of Pioneer from
the Fund                                             March 2004 to February 2008; and
                                                     Assistant Treasurer of all of the
                                                     Pioneer Funds from March 2004 to
                                                     February 2008
-----------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (48)        Since 2004. Serves at   Assistant Vice President - Fund     None
Assistant Treasurer          the discretion of the   Treasury of Pioneer; and Assistant
                             Board.                  Treasurer of all of the Pioneer
                                                     Funds
-----------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (55)           Since 2004. Serves at   Fund Accounting Manager - Fund      None
Assistant Treasurer          the discretion of the   Treasury of Pioneer; and Assistant
                             Board.                  Treasurer of all of the Pioneer
                                                     Funds
-----------------------------------------------------------------------------------------------------------------------------

              Pioneer Ibbotson Asset Allocation Series |Annual Report|7/31/13 87

-----------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                               Other Directorships
Position Held with the Fund  Length of Service           Principal Occupation                 Held by Officer
-----------------------------------------------------------------------------------------------------------------------------
David F. Johnson (33)        Since 2009. Serves at the   Fund Administration Manager - Fund   None
Assistant Treasurer          discretion of the Board.    Treasury of Pioneer since November
                                                         2008; Assistant Treasurer of all
                                                         of the Pioneer Funds since January
                                                         2009; and Client Service Manager -
                                                         Institutional Investor Services at
                                                         State Street Bank from March 2003
                                                         to March 2007
-----------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (60)         Since 2010. Serves at the   Chief Compliance Officer of          None
Chief Compliance Officer     discretion of the Board.    Pioneer and of all the Pioneer
                                                         Funds since March 2010; Director
                                                         of Adviser and Portfolio
                                                         Compliance at Pioneer since
                                                         October 2005; and Senior
                                                         Compliance Officer for Columbia
                                                         Management Advisers, Inc. from
                                                         October 2003 to October 2005
-----------------------------------------------------------------------------------------------------------------------------
Kelley O'Donnell (42)        Since 2006. Serves at the   Director--Transfer Agency             None
Anti-Money Laundering        discretion of the Board.    Compliance of Pioneer and
Officer                                                  Anti-Money Laundering Officer of
                                                         all the Pioneer Funds since 2006
-----------------------------------------------------------------------------------------------------------------------------

88 Pioneer Ibbotson Asset Allocation Series |Annual Report|7/31/13

                           This page for your notes.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 89

                           This page for your notes.

90 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

                           This page for your notes.

           Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13 91

                           This page for your notes.

92 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investment(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 19417-07-0913


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Ibbotson Asset Allocation Series:
Fees for audit services provided to the Funds, including fees associated with the annual filing of its Form N-1A, totaled approximately $91,604 in 2013 and $99,903 in 2012.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Ibbotson Asset Allocation Series:
Audit-Related Fees
There were no fees for audit-related services provided to the Funds during the fiscal years ended July 31, 2013 and 2012.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Ibbotson Asset Allocation Series:
Fees for tax compliance services, primarily for tax returns, totaled approximately $32,524 and $33,160 in 2013 and 2012, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Ibbotson Asset Allocation Series:
Other Fees
There were no fees for other services
provided to the Funds during the fiscal years ended July 31, 2013 and 2012.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. For the years ended July 31, 2013 and 2012, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Funds and affiliates, as previously defined,totaled approximately $32,524 in
2013 and $33,160 in 2012.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 27, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 27, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date September 27, 2013

* Print the name and title of each signing officer under his or her signature.